SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2025

Diversified Equity Fund

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† — 79.0%

Communication Services — 7.8%
Alphabet Inc, Cl A	27,740	$7,800
Alphabet Inc, Cl C	22,587	6,365
AST SpaceMobile, Cl A *	918	74
AT&T Inc	33,476	829
Charter Communications Inc, Cl A *	431	101
Comcast Corp, Cl A	17,608	490
Electronic Arts Inc	1,240	248
Fox Corp	1,737	108
Frontier Communications Parent *	1,115	42
GCI Liberty Inc *	8	—
GCI Liberty Inc, Cl C *	183	7
IAC *	319	10
Interpublic Group of Cos Inc/The	1,753	45
Iridium Communications	451	9
Liberty Broadband Corp, Cl A *	79	4
Liberty Broadband Corp, Cl C *	532	29
Liberty Media -Liberty Formula One, Cl A *	108	10
Liberty Media -Liberty Formula One, Cl C *	997	100
Liberty Media -Liberty Live, Cl A *	94	8
Liberty Media -Liberty Live, Cl C *	218	20
Live Nation Entertainment Inc *	752	112
Madison Square Garden Sports *	77	16
Match Group	1,162	38
Meta Platforms, Cl A	10,420	6,756
Netflix Inc *	2,023	2,263
New York Times, Cl A	763	43
News Corp, Cl A	1,898	50
News Corp, Cl B	791	24
Nexstar Media Group Inc, Cl A	134	26
Omnicom Group Inc	919	69
Pinterest, Cl A *	2,808	93
Reddit, Cl A *	554	116
ROBLOX, Cl A *	2,913	331
Roku Inc, Cl A *	613	65
Sirius XM Holdings	902	20
Spotify Technology *	1,009	661
Take-Two Interactive Software Inc *	869	223
TKO Group Holdings, Cl A	327	62
T-Mobile US Inc	2,159	453
Trade Desk Inc/The, Cl A *	2,121	107
Trump Media & Technology Group *	765	12
Verizon Communications Inc	20,155	801
Walt Disney Co/The	8,642	973
Warner Bros Discovery *	11,106	249
ZoomInfo Technologies, Cl A *	1,405	16
		29,878
Consumer Discretionary — 8.2%
ADT Inc	2,434	22
Airbnb, Cl A *	2,022	256
Amazon.com Inc *	45,779	11,180
Aramark	1,255	48
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
AutoNation Inc *	124	$25
AutoZone Inc *	80	294
Bath & Body Works	1,012	25
Best Buy Co Inc	919	75
Booking Holdings Inc	155	787
BorgWarner Inc	1,036	45
Boyd Gaming Corp	276	22
Bright Horizons Family Solutions Inc *	270	29
Brunswick Corp/DE	311	21
Burlington Stores Inc *	299	82
Caesars Entertainment *	1,087	22
CarMax Inc *	725	30
Carnival Corp *	5,138	148
Carvana Co, Cl A *	629	193
Cava Group *	474	25
Chewy, Cl A *	994	34
Chipotle Mexican Grill, Cl A *	6,377	202
Choice Hotels International Inc	129	12
Churchill Downs Inc	309	31
Columbia Sportswear Co	124	6
Crocs *	258	21
Darden Restaurants Inc	555	100
Deckers Outdoor Corp *	718	59
Dick's Sporting Goods Inc	302	67
Dillard's Inc, Cl A	14	8
Domino's Pizza Inc	151	60
DoorDash, Cl A *	1,706	434
DR Horton Inc	1,304	194
DraftKings, Cl A *	2,285	70
Duolingo, Cl A *	179	48
Dutch Bros, Cl A *	550	31
eBay Inc	2,190	178
Etsy Inc *	491	30
Expedia Group Inc	575	127
Five Below Inc *	256	40
Floor & Decor Holdings Inc, Cl A *	506	32
Ford Motor Co	18,559	244
GameStop, Cl A *	1,948	43
Gap Inc/The	1,094	25
Garmin Ltd	775	166
General Motors Co	4,594	317
Gentex Corp	1,075	25
Genuine Parts Co	659	84
Grand Canyon Education *	132	25
H&R Block Inc	630	31
Harley-Davidson Inc	530	14
Hasbro Inc	628	48
Hilton Worldwide Holdings Inc	1,109	285
Home Depot	4,748	1,802
Hyatt Hotels Corp, Cl A	191	26
Las Vegas Sands Corp	1,523	90
Lear Corp	254	27
Lennar Corp, Cl A	1,108	137

Adviser Managed Trust	1

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2025

Diversified Equity Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Lennar Corp, Cl B	201	$24
Light & Wonder, Cl A *	393	29
Lithia Motors, Cl A	122	38
LKQ Corp	1,234	39
Lowe's	2,665	635
Lucid Group *	591	10
Lululemon Athletica Inc *	500	85
Macy's Inc	1,317	26
Marriott International Inc/MD, Cl A	1,082	282
Mattel Inc *	1,457	27
McDonald's	3,411	1,018
MGM Resorts International *	974	31
Mohawk Industries Inc *	238	27
Murphy USA Inc	85	30
Newell Brands	1,982	7
NIKE Inc, Cl B	5,501	355
Norwegian Cruise Line Holdings Ltd *	2,103	47
NVR Inc *	14	101
Ollie's Bargain Outlet Holdings Inc *	291	35
O'Reilly Automotive Inc *	4,052	383
Penn Entertainment *	709	12
Penske Automotive Group Inc	88	14
Planet Fitness, Cl A *	399	36
Pool Corp	171	46
Primo Brands	1,221	27
PulteGroup Inc	949	114
PVH Corp	248	19
QuantumScape, Cl A *	1,994	37
Ralph Lauren Corp, Cl A	186	59
RH *	73	13
Rivian Automotive, Cl A *	3,684	50
Ross Stores	1,532	243
Royal Caribbean Cruises Ltd	1,205	346
Service Corp International/US	662	55
SharkNinja *	386	33
Starbucks	5,407	437
Stellantis	3,661	37
Tapestry Inc	983	108
Tempur Sealy International Inc	961	76
Tesla Inc *	13,424	6,129
Texas Roadhouse Inc, Cl A	315	52
Thor Industries	260	27
TJX Cos Inc/The	5,318	745
Toll Brothers Inc	470	63
TopBuild Corp *	139	59
Tractor Supply	2,527	137
Travel + Leisure	299	19
Ulta Beauty Inc *	215	112
Under Armour Inc, Cl A *	898	4
Under Armour Inc, Cl C *	892	4
Vail Resorts Inc	170	25
Valvoline Inc *	604	20
VF	1,669	23
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Viking Holdings *	966	$59
Wayfair Inc, Cl A *	446	46
Wendy's Co/The	778	7
Whirlpool Corp	255	18
Williams-Sonoma Inc	563	109
Wingstop Inc, Cl A	132	29
Wyndham Hotels & Resorts Inc	361	27
Wynn Resorts Ltd	397	47
YETI Holdings Inc *	392	13
Yum! Brands Inc	1,325	183
		31,450
Consumer Staples — 3.7%
Albertsons, Cl A	1,969	35
Altria Group Inc	8,020	452
Archer-Daniels-Midland Co	2,272	138
BellRing Brands *	603	18
BJ's Wholesale Club Holdings Inc *	621	55
Boston Beer Co Inc/The, Cl A *	39	8
Brown-Forman Corp, Cl A	207	6
Brown-Forman Corp, Cl B	702	19
Bunge Global	631	60
Campbell Soup Co	922	28
Casey's General Stores	176	90
Celsius Holdings Inc *	782	47
Church & Dwight Co Inc	1,171	103
Clorox Co/The	586	66
Coca-Cola	18,545	1,278
Coca-Cola Consolidated Inc	234	31
Colgate-Palmolive Co	3,822	294
Conagra Brands Inc	2,263	39
Constellation Brands Inc, Cl A	689	91
Costco Wholesale Corp	2,118	1,930
Coty Inc, Cl A *	1,641	7
Darling Ingredients Inc *	743	24
Dollar General Corp	1,044	103
Dollar Tree Inc *	966	96
elf Beauty Inc *	260	32
Estee Lauder Cos Inc/The, Cl A	1,111	107
Flowers Foods Inc	888	11
Freshpet Inc *	226	11
General Mills Inc	2,603	121
Haleon	16,387	76
Hershey Co/The	693	118
Hormel Foods Corp	1,375	30
Ingredion Inc	304	35
J M Smucker	493	51
Kellanova	1,321	110
Kenvue	9,034	130
Keurig Dr Pepper Inc	6,157	167
Kimberly-Clark	1,580	189
Kraft Heinz Co/The	4,059	100
Kroger	2,883	183
Lamb Weston Holdings Inc	648	40

2	Adviser Managed Trust

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Maplebear *	819	$30
McCormick & Co Inc/MD	1,204	77
Molson Coors Beverage, Cl B	797	35
Mondelez International Inc, Cl A	6,159	354
Monster Beverage Corp *	3,316	222
Nestle SA	4,680	448
PepsiCo Inc	6,540	955
Performance Food Group *	725	70
Philip Morris International	7,430	1,072
Pilgrim's Pride Corp	197	8
Post Holdings Inc *	240	25
Procter & Gamble Co/The	11,201	1,684
Reynolds Consumer Products	259	6
Seaboard Corp	1	3
Smithfield Foods Inc	215	5
Sprouts Farmers Market Inc *	465	37
Sysco Corp	2,307	171
Target Corp	2,161	200
Tyson Foods, Cl A	1,330	68
US Foods Holding Corp *	1,092	79
Walmart Inc	20,763	2,101
		14,179
Energy — 2.4%
Antero Midstream	1,590	27
Antero Resources Corp *	1,377	43
APA	1,686	38
Baker Hughes a GE Co, Cl A	4,715	228
BP PLC	29,085	170
Cheniere Energy	1,049	222
Chesapeake Energy	1,045	108
Chevron Corp	9,159	1,445
Chord Energy	307	28
Civitas Resources	439	13
ConocoPhillips	6,018	535
Coterra Energy	3,586	85
Devon Energy Corp	2,956	96
Diamondback Energy Inc	906	130
DT Midstream	482	53
EOG Resources	2,626	278
EQT Corp	2,964	159
Exxon Mobil Corp	20,680	2,365
Halliburton Co	4,076	109
HF Sinclair	759	39
Kinder Morgan Inc/DE	9,245	242
Marathon Petroleum Corp	1,481	289
Matador Resources	555	22
NOV	1,776	26
Occidental Petroleum Corp	3,363	138
ONEOK Inc	2,971	199
Ovintiv	1,234	46
Permian Resources, Cl A	3,029	38
Phillips 66	1,938	264
Range Resources Corp	1,122	40
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Schlumberger Ltd	7,130	$257
Shell	10,703	401
Targa Resources Corp	1,021	157
Tenaris	739	15
Texas Pacific Land	91	86
Valero Energy Corp	1,484	252
Viper Energy	874	33
Weatherford International	338	25
Williams	5,790	335
		9,036
Financials — 10.3%
Affiliated Managers Group	133	32
Affirm Holdings, Cl A *	1,276	92
Aflac Inc	2,316	248
AGNC Investment Corp ‡	4,959	50
Allstate Corp/The	1,255	240
Ally Financial Inc	1,312	51
American Express Co	2,621	945
American Financial Group Inc/OH	314	41
American International Group Inc	2,775	219
Ameriprise Financial Inc	454	206
Annaly Capital Management ‡	3,064	65
Aon, Cl A	998	340
Apollo Global Management	1,960	244
Arch Capital Group Ltd	1,735	150
Ares Management, Cl A	895	133
Arthur J Gallagher & Co	1,206	301
Assurant Inc	241	51
Assured Guaranty Ltd	221	18
Axis Capital Holdings Ltd	361	34
Bank of America Corp	32,606	1,743
Bank of New York Mellon Corp/The	3,403	367
Bank OZK	507	23
Berkshire Hathaway Inc, Cl B *	8,802	4,203
BlackRock Funding	728	788
Blackstone Group	3,480	510
Block, Cl A *	2,589	197
Blue Owl Capital, Cl A	2,900	46
BOK Financial Corp	106	11
Brighthouse Financial Inc *	272	16
Brown & Brown Inc	1,310	104
Capital One Financial Corp	2,988	657
Carlyle Group	1,243	66
Cboe Global Markets Inc	498	122
Charles Schwab Corp/The	8,114	767
Chubb	1,769	490
Cincinnati Financial Corp	732	113
Circle Internet Group *	225	29
Citigroup	8,807	892
Citizens Financial Group Inc	2,068	105
CME Group Inc, Cl A	1,710	454
CNA Financial Corp	99	4
Coinbase Global, Cl A *	1,002	344

Adviser Managed Trust	3

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2025

Diversified Equity Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Columbia Banking System Inc	1,411	$38
Comerica	621	47
Commerce Bancshares Inc/MO	586	31
Corebridge Financial	1,285	42
Corpay *	323	84
Credit Acceptance Corp *	33	15
Cullen/Frost Bankers Inc	283	35
East West Bancorp	650	66
Equitable Holdings	1,454	72
Euronet Worldwide Inc *	193	15
Evercore Inc, Cl A	175	52
Everest Group	200	63
Eversource Energy	1,747	129
FactSet Research Systems Inc	181	48
Fidelity National Financial Inc	1,236	68
Fidelity National Information Services Inc	2,503	156
Fifth Third Bancorp	3,166	132
First American Financial	467	29
First Citizens BancShares, Cl A	47	86
First Hawaiian Inc	595	15
First Horizon National Corp	2,390	51
Fiserv Inc *	2,623	175
FNB Corp/PA	1,687	27
Franklin Resources Inc	1,461	33
Global Payments	1,161	90
Globe Life	394	52
Goldman Sachs Group Inc/The	1,448	1,143
Hamilton Lane Inc, Cl A	190	22
Hanover Insurance Group Inc/The	170	29
Hartford Financial Services Group Inc/The	1,349	167
Houlihan Lokey Inc, Cl A	257	46
Huntington Bancshares Inc/OH	7,375	114
Interactive Brokers Group, Cl A	2,014	142
Intercontinental Exchange Inc	2,712	397
Invesco Ltd	1,730	41
Jack Henry & Associates	345	51
Janus Henderson Group	597	26
Jefferies Financial Group	728	38
JPMorgan Chase & Co	13,254	4,124
Kemper Corp	291	13
KeyCorp	4,495	79
Kinsale Capital Group Inc	105	42
KKR	3,224	381
Lazard, Cl A	523	26
Lincoln National	810	34
Loews	812	81
LPL Financial Holdings Inc	379	143
M&T Bank Corp	773	142
Markel Group *	59	116
MarketAxess Holdings Inc	173	28
Marsh & McLennan Cos Inc	2,346	418
Mastercard Inc, Cl A	3,883	2,143
MetLife	2,675	213
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
MGIC Investment Corp	1,109	$30
Moody's Corp	739	355
Morgan Stanley	5,496	901
Morningstar Inc	112	24
MSCI Inc, Cl A	358	211
Nasdaq Inc	1,961	168
Northern Trust Corp	919	118
Old Republic International Corp	1,086	43
OneMain Holdings, Cl A	566	33
PayPal Holdings *	4,629	321
Phoenix Financial	410	16
Pinnacle Financial Partners Inc	363	31
PNC Financial Services Group Inc/The	1,878	343
Primerica Inc	157	41
Principal Financial Group Inc	1,056	89
Progressive Corp/The	2,786	574
Prosperity Bancshares Inc	435	29
Prudential Financial Inc	1,686	175
Raymond James Financial Inc	869	138
Regions Financial Corp	4,271	103
Reinsurance Group of America Inc, Cl A	314	57
Rithm Capital ‡	2,515	28
RLI Corp	389	23
Robinhood Markets, Cl A *	3,518	516
Rocket, Cl A	4,377	73
Ryan Specialty Holdings, Cl A	499	27
S&P Global Inc	1,460	711
Shift4 Payments, Cl A *	316	22
SLM Corp	994	27
SoFi Technologies *	5,384	160
SouthState	477	42
Starwood Property Trust Inc ‡	1,626	30
State Street Corp	1,369	158
Stifel Financial Corp	475	56
Swiss Re AG	548	100
Synchrony Financial	1,809	135
Synovus Financial Corp	659	29
T Rowe Price Group	1,040	107
TFS Financial Corp	450	6
Toast, Cl A *	2,147	78
TPG, Cl A	616	34
Tradeweb Markets, Cl A	554	58
Travelers Cos Inc/The	1,075	289
Truist Financial	6,228	278
Unum Group	823	60
US Bancorp	7,425	347
UWM Holdings	746	4
Virtu Financial Inc, Cl A	383	13
Visa Inc, Cl A	8,128	2,770
Voya Financial Inc	457	34
Webster Financial Corp	795	45
Wells Fargo & Co	15,493	1,347
Western Alliance Bancorp	513	40

4	Adviser Managed Trust

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Western Union Co/The	1,569	$15
WEX Inc *	161	23
White Mountains Insurance Group Ltd	12	23
Willis Towers Watson PLC	471	147
Wintrust Financial Corp	314	41
WR Berkley Corp	1,444	103
Zions Bancorp NA	689	36
		39,196
Health Care — 7.4%
Abbott Laboratories	8,264	1,022
AbbVie Inc	8,444	1,841
Acadia Healthcare Co Inc *	433	9
Agilent Technologies Inc	1,355	198
Alcon Inc	907	68
Align Technology Inc *	326	45
Alnylam Pharmaceuticals Inc *	593	270
Amgen Inc	2,557	763
Apellis Pharmaceuticals Inc *	513	11
Avantor *	3,141	37
Baxter International Inc	2,435	45
Becton Dickinson	1,360	243
Biogen Inc *	694	107
BioMarin Pharmaceutical Inc *	904	48
Bio-Rad Laboratories Inc, Cl A *	92	29
Bio-Techne Corp	746	47
Boston Scientific Corp *	7,017	707
Bristol-Myers Squibb	9,689	446
Bruker Corp	491	19
Cardinal Health	1,148	219
Caris Life Sciences *	107	3
Cencora, Cl A	870	294
Centene Corp *	2,360	84
Certara *	576	7
Charles River Laboratories International Inc *	232	42
Chemed Corp	68	29
Cigna Group	1,272	311
Cooper *	947	66
Corcept Therapeutics Inc *	447	33
CSL	879	103
CVS Health	5,954	465
Danaher Corp	3,033	653
DaVita Inc *	182	22
DENTSPLY SIRONA Inc	947	12
Dexcom *	1,859	108
Doximity, Cl A *	621	41
Edwards Lifesciences Corp *	2,736	226
Elanco Animal Health Inc *	2,339	52
Elevance Health	1,075	341
Eli Lilly	3,823	3,299
Encompass Health Corp	474	54
Envista Holdings *	798	16
Exact Sciences *	886	57
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Exelixis Inc *	1,282	$50
GE HealthCare Technologies	2,176	163
Gilead Sciences Inc	5,921	709
Globus Medical Inc, Cl A *	533	32
GSK	7,474	175
Halozyme Therapeutics Inc *	583	38
HCA Healthcare Inc	831	382
Henry Schein Inc *	521	33
Hologic Inc *	1,060	78
Humana	574	160
IDEXX Laboratories *	384	242
Illumina Inc *	752	93
Incyte *	752	70
Insmed Inc *	888	168
Inspire Medical Systems Inc *	136	10
Insulet Corp *	333	104
Intuitive Surgical Inc *	1,697	907
Ionis Pharmaceuticals Inc *	739	55
IQVIA Holdings Inc *	833	180
Jazz Pharmaceuticals PLC *	282	39
Johnson & Johnson	11,484	2,169
Labcorp Holdings	397	101
Masimo *	214	30
McKesson Corp	597	484
Medpace Holdings *	109	64
Medtronic PLC	6,097	553
Merck & Co Inc	12,024	1,034
Mettler-Toledo International Inc *	99	140
Moderna Inc *	1,686	46
Molina Healthcare Inc *	255	39
Natera *	617	123
Neurocrine Biosciences Inc *	460	66
Organon	1,235	8
Penumbra Inc *	178	41
Perrigo PLC	648	13
Pfizer Inc	27,008	666
QIAGEN	1,405	66
Quest Diagnostics Inc	530	93
Regeneron Pharmaceuticals Inc	496	323
Repligen Corp *	274	41
ResMed	694	171
REVOLUTION Medicines *	824	49
Revvity	571	53
Roche Holding AG	1,334	434
Roivant Sciences *	1,801	36
Royalty Pharma, Cl A	1,854	70
Sanofi	2,016	204
Sarepta Therapeutics *	441	11
Solventum *	702	48
Sotera Health *	733	12
STERIS PLC	467	110
Stryker Corp	1,636	583
Summit Therapeutics *	555	11

Adviser Managed Trust	5

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2025

Diversified Equity Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Teleflex Inc	212	$26
Tempus AI, Cl A *	391	35
Tenet Healthcare Corp *	435	90
Thermo Fisher Scientific	1,802	1,022
Ultragenyx Pharmaceutical Inc *	427	15
United Therapeutics Corp *	211	94
UnitedHealth Group Inc	4,339	1,482
Universal Health Services Inc, Cl B	262	57
Veeva Systems Inc, Cl A *	702	204
Vertex Pharmaceuticals Inc *	1,223	521
Viatris, Cl W	5,638	58
Viking Therapeutics Inc *	518	20
Waters Corp *	283	99
West Pharmaceutical Services Inc	340	96
Zimmer Biomet Holdings Inc	941	95
Zoetis Inc, Cl A	2,122	306
		28,292
Industrials — 7.2%
3M	2,562	427
A O Smith	549	36
AAON Inc	319	31
Acuity Brands Inc	147	54
Advanced Drainage Systems	336	47
AECOM	629	85
AGCO	295	30
Air Lease Corp, Cl A	543	35
Alaska Air Group Inc *	582	24
Allegion PLC	409	68
Allison Transmission Holdings Inc	404	33
Amentum Holdings *	757	17
American Airlines Group Inc *	3,100	41
AMETEK Inc	1,095	221
API Group *	1,752	65
Applied Industrial Technologies Inc	181	47
Armstrong World Industries Inc	204	39
Automatic Data Processing Inc	1,937	504
Avis Budget Group Inc *	80	11
Axon Enterprise Inc *	355	260
Boeing *	3,445	693
Booz Allen Hamilton Holding, Cl A	594	52
Broadridge Financial Solutions Inc	554	122
Builders FirstSource Inc *	531	62
BWX Technologies Inc, Cl W	434	93
CACI International Inc, Cl A *	103	58
Carlisle Cos Inc	204	66
Carrier Global	3,829	228
Caterpillar Inc	2,210	1,276
CH Robinson Worldwide Inc	558	86
Cintas Corp	1,634	299
Clarivate *	1,683	6
Clean Harbors Inc *	241	51
CNH Industrial	4,173	44
Comfort Systems USA Inc	165	159
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Concentrix	216	$9
Copart *	4,204	181
Core & Main, Cl A *	902	47
Crane	234	44
CSX Corp	8,924	321
Cummins Inc	654	286
Curtiss-Wright Corp	179	107
Dayforce *	726	50
Deere	1,162	536
Delta Air Lines Inc	3,100	178
Donaldson Co Inc	566	48
Dover Corp	645	117
Eaton Corp PLC	1,863	711
EMCOR Group Inc	210	142
Emerson Electric	2,679	374
Equifax Inc	589	124
Esab	271	32
Everus Construction Group *	242	22
Expeditors International of Washington Inc	652	79
Experian PLC	1,667	78
Fastenal Co	5,457	225
FedEx Corp	1,035	263
Ferguson Enterprises	921	229
Ferrovial	927	57
Flowserve Corp	619	42
Fortive Corp	1,614	81
Fortune Brands Innovations	575	29
FTAI Aviation	484	84
FTI Consulting Inc *	159	26
Gates Industrial Corp PLC *	1,205	27
GE Vernova	1,300	761
Generac Holdings *	278	47
General Dynamics Corp	1,201	414
General Electric	5,015	1,549
Genpact Ltd	765	29
Graco Inc	789	65
GXO Logistics *	525	30
Hayward Holdings *	943	16
HEICO Corp	202	64
HEICO Corp, Cl A	356	88
Hexcel Corp	400	29
Honeywell International Inc	3,060	616
Howmet Aerospace	1,906	393
Hubbell Inc, Cl B	254	119
Huntington Ingalls Industries Inc	185	60
IDEX	359	62
Illinois Tool Works Inc	1,393	340
Ingersoll Rand	1,919	146
ITT Inc	383	71
Jacobs Solutions	577	90
JB Hunt Transport Services Inc	379	64
Johnson Controls International plc	3,139	359
Karman Holdings *	226	19

6	Adviser Managed Trust

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
KBR Inc	586	$25
Kirby Corp *	269	28
Knight-Swift Transportation Holdings Inc, Cl A	748	34
L3Harris Technologies	888	257
Landstar System Inc	165	21
Leidos Holdings Inc	606	115
Lennox International Inc	153	77
Leonardo DRS	359	13
Lincoln Electric Holdings Inc	258	60
Loar Holdings *	203	16
Lockheed Martin Corp	993	488
Lyft, Cl A *	1,892	39
ManpowerGroup Inc	219	7
Masco Corp	1,003	65
MasTec *	296	60
MDU Resources Group	964	18
Middleby Corp/The *	240	30
MSA Safety Inc	176	28
MSC Industrial Direct Co Inc, Cl A	209	18
Mueller Industries Inc	515	55
Nordson Corp	256	59
Norfolk Southern	1,074	304
Northrop Grumman Corp	645	376
nVent Electric PLC	774	89
Old Dominion Freight Line Inc	886	124
Oshkosh Corp	304	37
Otis Worldwide	1,879	174
Owens Corning	404	51
PACCAR Inc	2,450	241
Parker-Hannifin Corp	612	473
Parsons *	251	21
Paychex Inc	1,534	180
Paycom Software Inc	244	46
Paylocity Holding Corp *	214	30
Pentair PLC	778	83
Quanta Services Inc	700	314
QXO *	2,829	50
RBC Bearings Inc *	147	63
Regal Rexnord	314	44
Republic Services Inc, Cl A	963	201
Robert Half	470	12
Rocket Lab Corp *	1,973	124
Rockwell Automation Inc	538	198
Rollins Inc	1,334	77
RTX	6,385	1,140
Ryder System Inc	191	32
Saia Inc *	127	37
Schneider Electric SE	993	283
Schneider National Inc, Cl B	246	5
Science Applications International	223	21
Sensata Technologies Holding PLC	690	22
Simpson Manufacturing Co Inc	199	35

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
SiteOne Landscape Supply *	210	$27
Snap-on	244	82
Southwest Airlines Co	2,430	74
Spirit AeroSystems Holdings Inc, Cl A *	583	21
SS&C Technologies Holdings	1,005	85
Standardaero *	673	19
Stanley Black & Decker Inc	735	50
Tetra Tech	1,270	41
Textron Inc	855	69
Timken Co/The	297	23
Toro	474	35
Trane Technologies	1,060	476
TransDigm Group	263	344
TransUnion	927	75
Trex Co Inc *	507	25
Uber Technologies *	9,608	927
U-Haul Holding *	211	11
U-Haul Holding, Cl B	536	26
Union Pacific Corp	2,843	627
United Continental Holdings Inc *	1,547	145
United Parcel Service Inc, Cl B	3,489	336
United Rentals Inc	308	268
Valmont Industries Inc	94	39
Veralto	1,133	112
Verisk Analytics, Cl A	665	145
Vertiv Holdings, Cl A	1,809	349
Waste Management Inc	1,759	351
Watsco Inc	165	61
WESCO International Inc	228	59
Westinghouse Air Brake Technologies	806	165
WillScot Holdings	846	18
Woodward	282	74
WW Grainger Inc	211	207
XPO *	545	78
Xylem Inc/NY	1,157	175
		27,369
Information Technology — 27.0%
Accenture PLC, Cl A	2,976	744
Adobe Inc *	2,023	688
Advanced Micro Devices Inc *	7,680	1,967
Akamai Technologies Inc *	682	51
Amdocs Ltd	525	44
Amkor Technology	543	18
Amphenol Corp, Cl A	5,732	799
Analog Devices Inc	2,359	552
Appfolio, Cl A *	103	26
Apple	69,574	18,811
Applied Materials Inc	3,860	900
AppLovin, Cl A *	1,133	722
Arista Networks *	4,904	773
Arrow Electronics Inc *	245	27
Astera Labs *	681	127
Atlassian, Cl A *	769	130

Adviser Managed Trust	7

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2025

Diversified Equity Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Aurora Innovation, Cl A *	4,683	$25
Autodesk Inc *	1,013	305
Avnet Inc	408	20
Bentley Systems, Cl B	748	38
BILL Holdings *	438	22
Broadcom Inc	22,040	8,147
Cadence Design Systems Inc *	1,297	439
CCC Intelligent Solutions Holdings *	2,891	25
CDW Corp/DE	625	100
Ciena Corp *	671	127
Cirrus Logic Inc *	252	33
Cisco Systems Inc	18,980	1,388
Cloudflare, Cl A *	1,467	372
Cognex Corp	782	32
Cognizant Technology Solutions Corp, Cl A	2,347	171
Coherent *	729	96
Confluent, Cl A *	1,316	31
Corning	3,712	331
Crane NXT	233	15
Crowdstrike Holdings, Cl A *	1,161	630
CyberArk Software *	80	42
Datadog, Cl A *	1,467	239
Dell Technologies Inc, Cl C	1,512	245
DocuSign, Cl A *	955	70
Dolby Laboratories Inc, Cl A	287	19
DoubleVerify Holdings *	644	7
Dropbox, Cl A *	962	28
DXC Technology Co *	853	12
Dynatrace *	1,396	71
Elastic *	431	38
Enphase Energy Inc *	605	19
Entegris Inc	713	65
EPAM Systems Inc *	260	43
ExlService Holdings Inc *	752	29
F5 *	274	69
Fair Isaac Corp *	113	188
First Solar *	483	129
Flex *	1,812	113
Fortinet Inc *	3,025	261
Gartner Inc *	356	88
Gen Digital	2,612	69
Gitlab, Cl A *	684	33
GLOBALFOUNDRIES *	488	17
Globant *	205	13
GoDaddy Inc, Cl A *	653	87
Guidewire Software Inc *	398	93
Hewlett Packard Enterprise Co	6,234	152
HP Inc	4,484	124
HubSpot Inc *	242	119
Informatica, Cl A *	498	12
Ingram Micro Holding	243	6
Intel Corp *	20,776	831
International Business Machines Corp	4,437	1,364
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Intuit Inc	1,303	$870
IPG Photonics Corp *	119	10
Jabil Inc	501	111
Keysight Technologies *	818	150
KLA	633	765
Kyndryl Holdings *	1,100	32
Lam Research	6,102	961
Lattice Semiconductor Corp *	646	47
Littelfuse Inc	112	27
Lumentum Holdings *	327	66
MACOM Technology Solutions Holdings Inc *	301	45
Manhattan Associates Inc *	285	52
Marvell Technology	4,110	385
Microchip Technology Inc	2,509	157
Micron Technology Inc	5,332	1,193
Microsoft Corp	35,393	18,327
MicroStrategy Inc, Cl A *	1,259	339
MKS Instruments Inc	319	46
Monday.com *	74	15
MongoDB, Cl A *	375	135
Monolithic Power Systems Inc	220	221
Motorola Solutions Inc	792	322
nCino *	598	16
NetApp Inc	966	114
NIQ Global Intelligence *	227	3
Nova *	53	18
Nutanix Inc, Cl A *	1,213	86
NVIDIA Corp	111,691	22,616
Okta, Cl A *	783	72
ON Semiconductor Corp *	2,004	100
Onto Innovation *	231	31
Oracle Corp	7,902	2,075
Palantir Technologies, Cl A *	10,416	2,088
Palo Alto Networks Inc *	3,123	688
Pegasystems Inc	413	26
Procore Technologies *	545	40
PTC Inc *	567	113
Pure Storage Inc, Cl A *	1,476	146
Qorvo Inc *	443	42
QUALCOMM Inc	5,226	945
Ralliant Corp	538	24
RingCentral, Cl A *	381	12
Roper Technologies	510	228
Rubrik, Cl A *	554	42
Sailpoint *	286	6
Salesforce	4,456	1,160
Samsara, Cl A *	1,275	51
Sandisk Corp *	644	128
SentinelOne, Cl A *	1,385	25
ServiceNow Inc *	986	906
Skyworks Solutions Inc	729	57
Snowflake, Cl A *	1,486	409
Super Micro Computer *	2,441	127

8	Adviser Managed Trust

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Synopsys Inc *	877	$398
TD SYNNEX	374	59
Teledyne Technologies *	221	116
Teradata Corp *	453	9
Teradyne Inc	765	139
Texas Instruments Inc	4,321	698
Trimble Inc *	1,133	90
Twilio, Cl A *	672	91
Tyler Technologies Inc *	205	98
Ubiquiti	20	16
UiPath, Cl A *	2,071	33
Unity Software *	1,506	57
Universal Display Corp	209	31
VeriSign Inc	401	96
Vontier	703	27
Western Digital Corp	1,645	247
Workday Inc, Cl A *	1,023	245
Zebra Technologies Corp, Cl A *	242	65
Zoom Video Communications, Cl A *	1,249	109
Zscaler Inc *	464	154
		102,869
Materials — 1.6%
Air Products & Chemicals Inc	1,056	256
Albemarle Corp	559	55
Alcoa Corp	1,228	45
Amcor	10,818	85
Amrize LTD *	946	49
AptarGroup Inc	311	36
Ashland	222	11
ATI *	665	66
Avery Dennison	370	65
Axalta Coating Systems Ltd *	1,037	30
Ball	1,343	63
Carpenter Technology Corp	229	72
Celanese Corp, Cl A	530	20
CF Industries Holdings Inc	787	66
Cleveland-Cliffs Inc *	2,313	29
Corteva	3,252	200
CRH	3,224	384
Crown Holdings Inc	550	53
Dow Inc	3,364	80
DuPont de Nemours	1,990	162
Eagle Materials Inc	157	33
Eastman Chemical Co	546	33
Ecolab Inc	1,186	304
Element Solutions Inc	1,042	28
FMC Corp	590	9
Freeport-McMoRan	6,800	284
Graphic Packaging Holding Co	1,416	23
Holcim	946	84
Huntsman Corp	781	6
International Flavors & Fragrances Inc	1,218	77
International Paper Co	2,492	96
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
James Hardie Industries PLC *	1,051	$22
Linde	2,241	937
Louisiana-Pacific Corp	300	26
LyondellBasell Industries NV, Cl A	1,218	57
Martin Marietta Materials	285	175
Mosaic Co/The	1,500	41
MP Materials *	615	39
NewMarket Corp	28	22
Newmont	5,292	429
Nucor Corp	1,092	164
Olin Corp	546	11
Packaging Corp of America	420	82
PPG Industries Inc	1,080	106
Reliance	251	71
Royal Gold Inc	412	72
RPM International Inc	604	66
Scotts Miracle-Gro Co/The, Cl A	208	11
Sealed Air Corp	693	23
Sherwin-Williams Co/The	1,109	383
Silgan Holdings	420	16
Smurfit WestRock	2,477	91
Solstice Advanced Materials *	765	34
Sonoco Products Co	468	19
Steel Dynamics	668	105
Vulcan Materials	628	182
Westlake	159	11
		5,999
Real Estate — 1.6%
Agree Realty Corp ‡	515	38
Alexandria Real Estate Equities Inc ‡	815	47
American Homes 4 Rent, Cl A ‡	1,624	51
American Tower, Cl A ‡	2,224	398
Americold Realty Trust ‡	1,355	17
AvalonBay Communities Inc ‡	676	118
Brixmor Property Group Inc ‡	1,447	38
BXP ‡	753	54
Camden Property Trust ‡	511	51
CBRE Group Inc, Cl A *	1,414	216
CoStar Group Inc *	1,985	137
Cousins Properties ‡	793	21
Crown Castle ‡	2,063	186
CubeSmart ‡	1,076	40
Digital Realty Trust Inc ‡	1,604	273
EastGroup Properties Inc ‡	248	43
EPR Properties ‡	355	17
Equinix Inc ‡	465	393
Equity LifeStyle Properties Inc ‡	901	55
Equity Residential ‡	1,801	107
Essex Property Trust Inc ‡	303	76
Extra Space Storage Inc ‡	1,002	134
Federal Realty Investment Trust ‡	404	39
First Industrial Realty Trust Inc ‡	608	34
Gaming and Leisure Properties Inc ‡	1,255	56

Adviser Managed Trust	9

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2025

Diversified Equity Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Healthcare Realty Trust, Cl A ‡	1,560	$28
Healthpeak Properties ‡	3,295	59
Highwoods Properties Inc ‡	504	14
Host Hotels & Resorts Inc ‡	3,260	52
Howard Hughes Holdings *	147	12
Invitation Homes Inc ‡	2,909	82
Iron Mountain ‡	1,395	144
Jones Lang LaSalle Inc *	224	68
Kilroy Realty Corp ‡	558	24
Kimco Realty ‡	3,177	66
Lamar Advertising Co, Cl A ‡	417	49
Lineage ‡	336	13
Medical Properties Trust Inc ‡	2,372	12
Mid-America Apartment Communities ‡	553	71
Millrose Properties	569	18
National Storage Affiliates Trust ‡	335	10
NNN ‡	889	36
Omega Healthcare Investors Inc ‡	1,365	57
Park Hotels & Resorts ‡	934	10
Prologis Inc ‡	4,410	547
Public Storage	751	209
Rayonier Inc ‡	736	16
Realty Income Corp ‡	4,313	250
Regency Centers Corp ‡	859	59
Rexford Industrial Realty ‡	1,127	47
SBA Communications Corp, Cl A ‡	510	98
Simon Property Group Inc	1,540	271
STAG Industrial Inc ‡	887	34
Sun Communities Inc ‡	601	76
UDR Inc ‡	1,570	53
Ventas Inc ‡	2,160	159
VICI Properties Inc, Cl A ‡	5,021	151
Vornado Realty Trust ‡	838	32
Welltower ‡	3,191	578
Weyerhaeuser Co ‡	3,446	79
WP Carey Inc ‡	1,030	68
Zillow Group Inc, Cl A *	237	17
Zillow Group Inc, Cl C *	773	58
		6,266
Utilities — 1.8%
AES Corp/VA	3,375	47
Alliant Energy Corp	1,221	82
Ameren Corp	1,283	131
American Electric Power Co Inc	2,543	306
American Water Works	926	119
Atmos Energy Corp	752	129
CenterPoint Energy	3,098	118
Clearway Energy Inc, Cl A	165	5
Clearway Energy Inc, Cl C	387	12
CMS Energy Corp	1,414	104
Consolidated Edison Inc	1,714	167
Constellation Energy	1,489	561
Dominion Energy Inc	4,057	238
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
DTE Energy	985	$133
Duke Energy	3,699	460
Edison International	1,812	100
Entergy Corp	2,129	205
Essential Utilities	1,310	51
Evergy Inc	1,094	84
Exelon Corp	4,805	222
FirstEnergy Corp	2,609	120
IDACORP Inc, Cl Rights	256	33
National Fuel Gas	426	34
NextEra Energy	9,841	801
NiSource Inc	2,237	94
NRG Energy Inc	942	162
OGE Energy	955	42
PG&E	10,423	166
Pinnacle West Capital Corp	566	50
PPL Corp	3,519	129
Public Service Enterprise Group	2,374	191
Sempra	3,103	285
Southern Co/The	5,239	493
Talen Energy *	216	86
UGI Corp	1,022	34
Vistra	1,608	303
WEC Energy Group	1,518	170
Xcel Energy Inc	2,822	229
		6,696

Total Common Stock
(Cost $272,058) ($ Thousands)		301,230

FOREIGN COMMON STOCK — 9.0%

Australia — 0.7%
Communication Services — 0.0%
CAR Group	686	16
REA Group	96	14
Telstra Group	7,310	23
		53
Consumer Discretionary — 0.1%
Aristocrat Leisure Ltd	1,022	42
Lottery	4,042	15
Wesfarmers Ltd	2,061	113
		170
Consumer Staples — 0.0%
Coles Group Ltd	2,436	35
Woolworths Group Ltd	2,218	41
		76
Energy — 0.0%
Santos Ltd	5,897	24

10	Adviser Managed Trust

		Market Value
Description	Shares	($ Thousands)
FOREIGN COMMON STOCK (continued)
Woodside Energy Group	3,448	$56
		80
Financials — 0.3%
ANZ Group Holdings	5,396	129
ASX Ltd	353	13
Commonwealth Bank of Australia	3,039	341
Insurance Australia Group	4,295	22
Macquarie Group Ltd	657	94
Medibank Pvt Ltd	5,001	16
National Australia Bank Ltd	5,561	159
QBE Insurance Group Ltd	2,742	36
Suncorp Group Ltd	1,966	25
Westpac Banking	6,216	157
		992
Health Care — 0.0%
Cochlear Ltd	119	22
Pro Medicus	104	18
Sigma Healthcare	8,385	17
Sonic Healthcare	829	12
		69
Industrials — 0.1%
Brambles Ltd	2,493	40
Computershare Ltd	955	23
Qantas Airways	1,346	9
Seven Group Holdings	370	12
Transurban Group	5,644	53
Washington H Soul Pattinson & Co Ltd	434	11
		148
Information Technology — 0.0%
WiseTech Global	365	16

Materials — 0.2%
BHP Group	9,217	263
BlueScope Steel Ltd	796	12
Evolution Mining	3,690	26
Fortescue	3,075	43
Glencore PLC	18,619	89
James Hardie Industries ADR *	695	14
Northern Star Resources	2,466	40
Rio Tinto Ltd	674	59
Rio Tinto PLC	2,049	148
South32	8,194	17
		711
Real Estate — 0.0%
Goodman Group ‡	3,688	80
Scentre Group ‡	9,458	25
Stockland ‡	4,404	18
		Market Value
Description	Shares	($ Thousands)
FOREIGN COMMON STOCK (continued)
Vicinity ‡	7,210	$12
		135
Utilities — 0.0%
APA Group	2,398	15
Origin Energy Ltd	3,128	25
		40
Total Australia		2,490

Austria — 0.0%
Energy — 0.0%
OMV	267	15

Financials — 0.0%
Erste Group Bank AG	559	58

Materials — 0.0%
Mondi	802	9

Utilities — 0.0%
Verbund AG	124	9

Total Austria		91

Belgium — 0.1%
Communication Services — 0.0%
Liberty Global, Cl A *	795	9
Liberty Global, Cl C *	666	7
		16
Consumer Discretionary — 0.0%
Ageas	271	18
D'ieteren Group	39	7
		25
Consumer Staples — 0.1%
Anheuser-Busch InBev SA/NV	1,795	109
Lotus Bakeries	1	9
		118
Financials — 0.0%
Groupe Bruxelles Lambert SA	151	14
KBC Group NV	417	50
Sofina	30	8
		72
Health Care — 0.0%
UCB SA	230	59

Adviser Managed Trust	11

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2025

Diversified Equity Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
FOREIGN COMMON STOCK (continued)
Materials — 0.0%
Syensqo	133	$11

Utilities — 0.0%
Elia Group	89	11

Total Belgium		312

Bermuda — 0.0%
Financials — 0.0%
RenaissanceRe Holdings Ltd	227	58

Brazil — 0.1%
Financials — 0.1%
NU Holdings, Cl A *	15,951	257
XP, Cl A	1,927	35
		292
Materials — 0.0%
Yara International ASA	301	11

Total Brazil		303

Canada — 0.1%
Consumer Discretionary — 0.1%
Restaurant Brands International	1,538	101

Financials — 0.0%
Brookfield Asset Management, Cl A	1,818	98

Industrials — 0.0%
RB Global	881	88

Utilities — 0.0%
Brookfield Renewable	642	28

Total Canada		315

Chile — 0.0%
Materials — 0.0%
Antofagasta PLC	716	26

China — 0.1%
Consumer Discretionary — 0.1%
Prosus	2,376	165
		Market Value
Description	Shares	($ Thousands)
FOREIGN COMMON STOCK (continued)
Consumer Staples — 0.0%
Wilmar International Ltd	3,500	$8

Financials — 0.0%
BOC Hong Kong Holdings Ltd	6,500	32

Industrials — 0.0%
SITC International Holdings	2,000	7
Yangzijiang Shipbuilding Holdings Ltd	4,700	13
		20
Real Estate — 0.0%
Wharf Holdings Ltd/The	2,000	5

Total China		230

Denmark — 0.2%
Consumer Discretionary — 0.0%
Pandora A/S	149	20

Consumer Staples — 0.0%
Carlsberg A/S, Cl B	173	21

Financials — 0.0%
Danske Bank A/S	1,252	56
Tryg A/S	616	15
		71
Health Care — 0.1%
Coloplast A/S, Cl B	229	21
Demant A/S *	155	5
Genmab A/S *	116	33
Novo Nordisk, Cl B	5,848	288
		347
Industrials — 0.1%
AP Moller - Maersk A/S, Cl A	5	10
AP Moller - Maersk A/S, Cl B	8	17
DSV	371	79
ROCKWOOL, Cl B	171	6
Vestas Wind Systems	1,834	38
		150
Materials — 0.0%
Novonesis (Novozymes) B, Cl B	640	38

12	Adviser Managed Trust

		Market Value
Description	Shares	($ Thousands)
FOREIGN COMMON STOCK (continued)
Utilities — 0.0%
Orsted A/S *	958	$17

Total Denmark		664

Finland — 0.1%
Communication Services — 0.0%
Elisa	258	11

Consumer Discretionary — 0.0%
Amer Sports *	677	21

Consumer Staples — 0.0%
Kesko, Cl B	496	11

Energy — 0.0%
Neste Oyj	768	16

Financials — 0.1%
Nordea Bank Abp	5,705	98
Sampo, Cl A	4,397	49
		147
Health Care — 0.0%
Orion Oyj, Cl B	197	14

Industrials — 0.0%
Kone, Cl B	617	41
Metso	1,129	19
Wartsila Abp	913	30
		90
Information Technology — 0.0%
Nokia	9,670	66

Materials — 0.0%
Stora Enso, Cl R	1,058	12
UPM-Kymmene	969	26
		38
Utilities — 0.0%
Fortum	815	18

Total Finland		432

France — 0.9%
Communication Services — 0.0%
Bollore SA	1,285	7
Orange SA	3,381	54
		Market Value
Description	Shares	($ Thousands)
FOREIGN COMMON STOCK (continued)
Publicis Groupe	416	$42
		103
Consumer Discretionary — 0.1%
Accor SA	356	18
Cie Generale des Etablissements Michelin SCA	1,217	39
Hermes International SCA	58	144
Kering	135	48
Klepierre SA ‡	391	15
La Francaise des Jeux SAEM	202	6
Renault SA	349	13
Sodexo SA	161	9
		292
Consumer Staples — 0.0%
Carrefour SA	985	15
Danone SA	1,172	103
Pernod Ricard SA	366	36
		154
Energy — 0.1%
TotalEnergies	3,710	232

Financials — 0.2%
Amundi SA	112	8
AXA SA	3,217	140
BNP Paribas SA	1,848	144
Edenred	439	13
LVMH Moet Hennessy Louis Vuitton	454	321
Societe Generale SA	1,308	83
		709
Health Care — 0.1%
BioMerieux	75	10
EssilorLuxottica SA	540	198
Ipsen	68	9
Sartorius Stedim Biotech	53	13
		230
Industrials — 0.3%
Aeroports de Paris	63	9
Airbus SE	1,079	266
Alstom SA *	629	16
Bouygues SA	344	16
Bureau Veritas	577	19
Cie de Saint-Gobain	816	79
Credit Agricole SA	1,923	35
Dassault Aviation	36	12
Eiffage SA	125	15
Getlink SE	549	10
Legrand	476	82

Adviser Managed Trust	13

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2025

Diversified Equity Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
FOREIGN COMMON STOCK (continued)
Rexel SA	406	$14
Safran SA	654	233
Teleperformance	98	7
Thales SA	168	48
Vinci SA	899	120
		981
Information Technology — 0.0%
Capgemini SE	296	45
Dassault Systemes	1,217	35
		80
Materials — 0.1%
Air Liquide	1,050	203
Arkema SA	104	6
L'Oreal SA	437	183
		392
Real Estate — 0.0%
Covivio ‡	101	6
Gecina SA ‡	84	8
Unibail-Rodamco-Westfield ‡	221	23
		37
Utilities — 0.0%
Engie SA	3,317	78
Veolia Environnement SA	1,143	38
		116
Total France		3,326

Germany — 0.9%
Communication Services — 0.1%
CTS Eventim & KGaA	113	10
Deutsche Telekom AG	6,338	196
Scout24	136	16
		222
Consumer Discretionary — 0.1%
adidas AG	311	59
Allianz	701	282
Bayerische Motoren Werke AG	526	49
Birkenstock Holding *	253	10
Continental AG	200	15
Mercedes-Benz Group	1,311	85
Zalando *	408	12
		512
Consumer Staples — 0.0%
Beiersdorf AG	180	19
Henkel AG & Co KGaA	189	14
		33
		Market Value
Description	Shares	($ Thousands)
FOREIGN COMMON STOCK (continued)
Financials — 0.1%
Commerzbank AG	1,399	$51
Deutsche Bank AG	3,361	120
Deutsche Boerse AG	342	87
Hannover Rueck SE	109	31
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	243	151
Talanx	117	14
		454
Health Care — 0.1%
Bayer	1,784	56
Fresenius Medical Care AG & Co KGaA	400	22
Fresenius SE & Co KGaA	767	44
Merck KGaA	235	31
Siemens Healthineers AG	614	34
		187
Industrials — 0.2%
Brenntag AG	223	12
Daimler Truck Holding	863	35
Deutsche Lufthansa AG	1,088	10
Deutsche Post	1,743	80
GEA Group AG	266	19
Hensoldt	115	12
Knorr-Bremse	132	12
MTU Aero Engines AG	98	43
Rational	9	7
Rheinmetall	83	163
Siemens	1,380	392
Siemens Energy *	1,234	154
		939
Information Technology — 0.2%
Infineon Technologies	2,371	94
Nemetschek	105	12
SAP SE	1,896	494
		600
Materials — 0.1%
BASF	1,621	80
Covestro AG *	326	23
Evonik Industries AG	465	8
Heidelberg Materials	243	57
Symrise, Cl A	241	20
		188
Real Estate — 0.0%
LEG Immobilien	135	10
Vonovia SE	1,345	41
		51

14	Adviser Managed Trust

		Market Value
Description	Shares	($ Thousands)
FOREIGN COMMON STOCK (continued)
Utilities — 0.0%
E.ON SE	4,077	$76
RWE AG	1,148	57
		133
Total Germany		3,319

Guatemala — 0.0%
Communication Services — 0.0%
Millicom International Cellular	488	23

Hong Kong — 0.2%
Communication Services — 0.0%
HKT Trust & HKT Ltd	7,000	10

Consumer Staples — 0.0%
WH Group Ltd	15,000	14

Financials — 0.1%
AIA Group Ltd	19,400	189
Futu Holdings ADR	112	22
Hang Seng Bank Ltd	1,400	27
Hong Kong Exchanges & Clearing Ltd	2,200	120
Prudential PLC	4,738	66
		424
Industrials — 0.0%
Jardine Matheson Holdings Ltd	300	18
MTR Corp Ltd	3,000	11
Techtronic Industries Co Ltd	2,500	29
		58
Real Estate — 0.1%
CK Asset Holdings Ltd	3,500	17
Henderson Land Development Co Ltd	3,000	11
Hongkong Land Holdings Ltd	2,000	12
Link ‡	4,700	25
Sino Land Co Ltd	6,000	7
Sun Hung Kai Properties Ltd	2,500	30
Swire Pacific Ltd, Cl A	500	4
Wharf Real Estate Investment Co Ltd	3,000	9
		115
Utilities — 0.0%
CK Infrastructure Holdings Ltd	1,000	6
CLP Holdings	3,000	26
Hong Kong & China Gas	20,000	19
		Market Value
Description	Shares	($ Thousands)
FOREIGN COMMON STOCK (continued)
Power Assets Holdings	2,500	$16
		67
Total Hong Kong		688

Ireland — 0.0%
Consumer Staples — 0.0%
Kerry Group PLC, Cl A	300	27

Financials — 0.0%
AIB Group PLC	3,805	35
Bank of Ireland Group PLC	1,789	30
		65
Industrials — 0.0%
AerCap Holdings NV	300	39
Kingspan Group PLC	281	21
		60
Total Ireland		152

Israel — 0.1%
Financials — 0.1%
Bank Hapoalim BM	2,279	46
Bank Leumi Le-Israel	2,723	55
Israel Discount Bank, Cl A	2,233	23
Mizrahi Tefahot Bank Ltd	282	19
		143
Health Care — 0.0%
Teva Pharmaceutical Industries ADR *	2,100	43

Industrials — 0.0%
Elbit Systems Ltd	49	23

Information Technology — 0.0%
Check Point Software Technologies *	150	29
Nice Ltd *	115	16
Wix.com Ltd *	96	14
		59
Materials — 0.0%
ICL Group	1,406	9

Real Estate — 0.0%
Azrieli Group	77	8

Total Israel		285

Adviser Managed Trust	15

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2025

Diversified Equity Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
FOREIGN COMMON STOCK (continued)
Italy — 0.3%
Communication Services — 0.0%
Infrastrutture Wireless Italiane	508	$6
Telecom Italia *	19,485	11
		17
Consumer Discretionary — 0.0%
Ferrari	229	92
Moncler SpA	424	25
		117
Consumer Staples — 0.0%
Coca-Cola HBC AG	396	18
Davide Campari-Milano	1,118	8
		26

Energy — 0.0%
Eni SpA	3,715	69

Financials — 0.1%
Banca Mediolanum	406	8
Banca Monte dei Paschi di Siena	2,300	20
Banco BPM	2,063	30
BPER Banca SPA	2,655	32
FinecoBank Banca Fineco	1,111	26
Intesa Sanpaolo SpA	25,869	167
Nexi	894	5
Poste Italiane	830	20
UniCredit SpA	2,546	189
Unipol Gruppo	651	14
		511
Health Care — 0.0%
Recordati Industria Chimica e Farmaceutica	209	12

Industrials — 0.1%
Generali	1,567	61
Leonardo SpA	735	43
Prysmian SpA	510	53
Ryanair Holdings	1,544	47
		204
Utilities — 0.1%
Enel SpA	14,769	149
Snam SpA	3,662	23
Terna - Rete Elettrica Nazionale	2,555	26
		198
Total Italy		1,154
		Market Value
Description	Shares	($ Thousands)
FOREIGN COMMON STOCK (continued)
Japan — 2.1%
Communication Services — 0.2%
Capcom	600	$16
KDDI Corp	5,600	89
Konami Group	200	33
LY	5,200	15
Nexon Co Ltd	600	12
Nintendo Co Ltd	2,000	171
Nippon Telegraph & Telephone Corp	54,300	56
SoftBank	52,000	74
SoftBank Group Corp	1,700	298
Toho Co Ltd/Tokyo	200	12
		776
Consumer Discretionary — 0.4%
Aisin	1,000	18
Asics Corp	1,200	31
Bandai Namco Holdings Inc	1,100	34
Bridgestone Corp	1,000	44
Denso Corp	3,400	48
Fast Retailing	300	110
Honda Motor Co Ltd	7,200	73
Isuzu Motors Ltd	1,000	12
Nissan Motor Co Ltd *	4,000	9
Nitori Holdings Co Ltd	500	8
Oriental Land Co Ltd/Japan	2,000	41
Pan Pacific International Holdings Corp	3,500	21
Panasonic Holdings	4,200	49
Rakuten Group *	2,700	18
Ryohin Keikaku	1,000	21
Sanrio	300	14
Sekisui Chemical Co Ltd	700	12
Sekisui House	1,100	24
Shimano Inc	100	10
Sony Group	11,200	312
Subaru Corp	1,100	23
Sumitomo Electric Industries	1,300	47
Suzuki Motor Corp	2,900	43
Toyota Motor Corp	17,200	351
Yamaha Motor Co Ltd	1,700	12
Zensho Holdings	200	12
ZOZO Inc	700	6
		1,403
Consumer Staples — 0.1%
Aeon Co Ltd	3,900	62
Ajinomoto Co Inc	1,600	45
Asahi Group Holdings	2,600	28
Japan Tobacco Inc	2,200	77
Kao	800	34
Kikkoman Corp	1,200	10
Kirin Holdings Co Ltd	1,400	20
Kobe Bussan	300	7

16	Adviser Managed Trust

		Market Value
Description	Shares	($ Thousands)
FOREIGN COMMON STOCK (continued)
MatsukiyoCocokara	600	$11
MEIJI Holdings Co Ltd	400	8
Nissin Foods Holdings Co Ltd	300	5
Seven & i Holdings Co Ltd	4,000	51
Shiseido Co Ltd	700	12
Suntory Beverage & Food Ltd	300	9
Unicharm Corp	2,000	12
Yakult Honsha Co Ltd	500	7
		398
Energy — 0.0%
ENEOS Holdings	5,000	32
Idemitsu Kosan	1,500	10
Inpex	1,600	30
		72
Financials — 0.3%
Chiba Bank Ltd/The	1,000	10
Concordia Financial Group Ltd	1,900	14
Dai-ichi Life Holdings Inc	6,400	45
Daiwa Securities Group	2,400	19
Japan Exchange Group Inc	1,800	20
Japan Post Bank Co Ltd	3,300	37
Japan Post Holdings Co Ltd	3,200	30
Japan Post Insurance	300	8
Mitsubishi HC Capital	1,600	13
Mitsubishi UFJ Financial Group Inc	20,800	314
Mizuho Financial Group Inc	4,600	154
MS&AD Insurance Group Holdings Inc	2,300	47
Nomura Holdings Inc	5,500	39
ORIX	2,100	51
Resona Holdings Inc	3,800	37
SBI Holdings Inc/Japan	500	22
Sompo Holdings Inc	1,600	49
Sony Financial Holdings *	11,200	11
Sumitomo Mitsui Financial Group Inc	6,700	182
Sumitomo Mitsui Trust Holdings Inc	1,200	33
T&D Holdings	900	19
Tokio Marine Holdings Inc	3,300	123
		1,277
Health Care — 0.1%
Astellas Pharma Inc	3,300	35
Chugai Pharmaceutical Co Ltd	1,200	55
Daiichi Sankyo Co Ltd	3,100	74
Eisai Co Ltd	500	15
Hoya	600	97
Kyowa Hakko Kirin Co Ltd	400	6
M3 Inc	800	11
Olympus Corp	2,100	26
Otsuka Holdings	800	44
Shionogi & Co Ltd	1,400	23
Sysmex Corp	900	10
		Market Value
Description	Shares	($ Thousands)
FOREIGN COMMON STOCK (continued)
Takeda Pharmaceutical Co Ltd	2,900	$78
Terumo Corp	2,400	39
		513
Industrials — 0.5%
AGC Inc/Japan	400	13
ANA Holdings Inc	300	6
Central Japan Railway Co	1,400	34
Dai Nippon Printing	700	12
Daifuku Co Ltd	600	19
Daikin Industries Ltd	500	58
East Japan Railway Co	1,800	44
FANUC	1,700	57
Fuji Electric Co Ltd	200	14
Fujikura	500	68
Hankyu Hanshin Holdings Inc	400	11
Hitachi Ltd	8,300	284
IHI Corp	2,100	43
ITOCHU Corp	2,200	127
Japan Airlines	300	5
Kajima Corp	800	26
Kawasaki Heavy Industries Ltd	300	24
Kawasaki Kisen Kaisha	600	9
Komatsu Ltd	1,700	57
Kubota	1,800	23
Makita Corp	400	12
Marubeni Corp	2,600	64
MINEBEA MITSUMI Inc	700	14
Mitsubishi Corp	5,800	139
Mitsubishi Electric Corp	3,500	99
Mitsubishi Heavy Industries Ltd	5,800	175
Mitsui & Co Ltd	4,500	111
Mitsui OSK Lines Ltd	600	18
MonotaRO Co Ltd	500	7
NIDEC CORP	1,500	18
Nippon Yusen	800	28
Obayashi Corp	1,200	20
Recruit Holdings Co Ltd	2,400	119
Secom	800	27
SG Holdings Co Ltd	600	6
SMC Corp/Japan	100	34
Sumitomo Corp	2,000	58
Taisei	300	22
Tokyo Metro	500	5
Tokyu Corp	900	10
TOPPAN Holdings	400	10
Toyota Industries Corp	300	33
Toyota Tsusho Corp	1,200	37
West Japan Railway Co	800	16
		2,016
Information Technology — 0.3%
Advantest	1,400	210

Adviser Managed Trust	17

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2025

Diversified Equity Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
FOREIGN COMMON STOCK (continued)
Allegro MicroSystems *	585	$18
Canon Inc	1,700	49
Disco Corp	200	66
FUJIFILM Holdings Corp	2,000	46
Fujitsu Ltd	3,200	83
Keyence Corp	400	149
Kyocera Corp	2,300	31
Lasertec	100	20
Murata Manufacturing Co Ltd	3,000	65
NEC Corp	2,400	87
Nomura Research Institute Ltd	700	27
Obic Co Ltd	600	19
Oracle Corp Japan	100	9
Otsuka Corp	400	8
Renesas Electronics Corp	3,100	38
SCREEN Holdings	100	10
SCSK	300	11
Shimadzu Corp	400	11
TDK Corp	3,500	61
TIS	400	14
Tokyo Electron Ltd	800	176
Trend Micro Inc/Japan	200	10
Yokogawa Electric Corp	400	12
		1,230
Materials — 0.1%
Asahi Kasei	2,200	17
JFE Holdings Inc	1,000	12
Mitsubishi Chemical Group	2,500	13
Nippon Paint Holdings Co Ltd	1,700	11
Nippon Sanso Holdings	300	10
Nippon Steel Corp	9,000	37
Nitto Denko Corp	1,300	32
Shin-Etsu Chemical	3,100	93
Sumitomo Metal Mining Co Ltd	400	13
Toray Industries Inc	2,500	15
		253
Real Estate — 0.1%
Daito Trust Construction Co Ltd	500	9
Daiwa House Industry	1,000	34
Hulic Co Ltd	800	8
Mitsubishi Estate Co Ltd	1,900	40
Mitsui Fudosan Co Ltd	4,800	50
Nippon Building Fund ‡	14	13
Sumitomo Realty & Development	600	26
		180
Utilities — 0.0%
Chubu Electric Power Co Inc	1,200	17
Kansai Electric Power Co Inc/The	1,700	26
Osaka Gas Co Ltd	700	22
		Market Value
Description	Shares	($ Thousands)
FOREIGN COMMON STOCK (continued)
Tokyo Gas	600	$21
		86
Total Japan		8,204

Jersey — 0.0%
Consumer Discretionary — 0.0%
Aptiv PLC *	1,088	88

Kazakhstan — 0.0%
Financials — 0.0%
Freedom Holding *	84	13

Luxembourg — 0.0%
Financials — 0.0%
CVC Capital Partners	386	6

Health Care — 0.0%
Eurofins Scientific	215	15

Materials — 0.0%
ArcelorMittal	852	33

Total Luxembourg		54

Macao — 0.0%
Consumer Discretionary — 0.0%
Galaxy Entertainment Group Ltd	4,000	20
Sands China Ltd	4,400	11
		31
Mexico — 0.0%
Materials — 0.0%
Southern Copper Corp	392	55

Netherlands — 0.4%
Communication Services — 0.0%
Koninklijke KPN NV	7,062	33
Universal Music Group	1,998	53
		86
Consumer Staples — 0.1%
Heineken	523	41
Heineken Holding NV	235	16
JDE Peet's	310	11

18	Adviser Managed Trust

		Market Value
Description	Shares	($ Thousands)
FOREIGN COMMON STOCK (continued)
Koninklijke Ahold Delhaize	1,658	$68
		136
Financials — 0.1%
ABN AMRO Group NV	1,059	32
Adyen NV *	46	79
Aegon	2,401	18
ASR Nederland	269	18
Euronext	142	20
EXOR	161	14
ING Groep NV	5,488	137
NN Group NV	488	34
		352
Health Care — 0.0%
Argenx *	111	91
Koninklijke Philips NV	1,511	41
		132
Industrials — 0.0%
IMCD	107	11
Randstad NV	197	8
Wolters Kluwer NV	433	53
		72
Information Technology — 0.2%
ASML Holding NV	715	757
BE Semiconductor Industries	147	25
		782
Materials — 0.0%
Akzo Nobel NV	310	21
ASM International	85	55
		76
Total Netherlands		1,636

New Zealand — 0.0%
Financials — 0.0%
Infratil	1,670	12

Health Care — 0.0%
Fisher & Paykel Healthcare Corp Ltd	1,065	23

Industrials — 0.0%
Auckland International Airport Ltd	3,097	14

Information Technology — 0.0%
Xero *	297	28
		Market Value
Description	Shares	($ Thousands)
FOREIGN COMMON STOCK (continued)
Utilities — 0.0%
Contact Energy	1,564	$9
Meridian Energy Ltd	2,445	8
		17
Total New Zealand		94

Norway — 0.0%
Communication Services — 0.0%
Telenor ASA	1,118	17

Consumer Staples — 0.0%
Mowi ASA	845	18
Orkla ASA	1,273	13
Salmar	121	7
		38
Energy — 0.0%
Aker BP ASA	574	15
Equinor	1,521	36
		51
Financials — 0.0%
DNB Bank	1,626	41
Gjensidige Forsikring ASA	363	10
		51
Industrials — 0.0%
Kongsberg Gruppen	799	21

Materials — 0.0%
Norsk Hydro ASA	2,554	17

Total Norway		195

Poland — 0.0%
Industrials — 0.0%
InPost *	409	5

Portugal — 0.0%
Consumer Staples — 0.0%
Jeronimo Martins SGPS SA	514	13

Energy — 0.0%
Galp Energia SGPS	758	15

Financials — 0.0%
Banco Comercial Portugues, Cl R	15,098	13

Adviser Managed Trust	19

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2025

Diversified Equity Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
FOREIGN COMMON STOCK (continued)
Utilities — 0.0%
EDP	5,698	$29

Total Portugal		70

Puerto Rico — 0.0%
Financials — 0.0%
Popular Inc	322	36

Singapore — 0.2%
Communication Services — 0.1%
Sea Ltd ADR *	694	109
Singapore Telecommunications	13,500	44
		153
Consumer Discretionary — 0.0%
Genting Singapore Ltd	11,000	6

Financials — 0.1%
DBS Group Holdings Ltd	3,900	161
Oversea-Chinese Banking Corp Ltd	6,100	80
Singapore Exchange Ltd	1,600	21
United Overseas Bank Ltd	2,300	61
		323
Industrials — 0.0%
Grab Holdings, Cl A *	4,300	26
Keppel Corp Ltd	2,600	20
Singapore Airlines Ltd	2,700	14
Singapore Technologies Engineering	2,800	18
		78
Information Technology — 0.0%
STMicroelectronics	1,229	30

Real Estate — 0.0%
CapitaLand Ascendas ‡	6,800	15
CapitaLand Integrated Commercial Trust ‡	10,600	19
CapitaLand Investment	4,300	9
		43
Utilities — 0.0%
Sembcorp Industries Ltd	1,600	8

Total Singapore		641
		Market Value
Description	Shares	($ Thousands)
FOREIGN COMMON STOCK (continued)
South Africa — 0.0%
Materials — 0.0%
Anglo American	2,033	$77

South Korea — 0.1%
Consumer Discretionary — 0.1%
Coupang, Cl A *	5,903	189
Delivery Hero, Cl A *	347	9
		198
Spain — 0.3%
Communication Services — 0.0%
Cellnex Telecom	898	28
Telefonica SA	6,692	34
		62
Consumer Discretionary — 0.0%
Amadeus IT Group SA, Cl A	818	63
Industria de Diseno Textil SA	1,981	109
		172
Energy — 0.0%
Repsol SA	2,102	39

Financials — 0.2%
Banco Bilbao Vizcaya Argentaria SA	10,465	211
Banco de Sabadell SA	9,783	37
Banco Santander SA	27,036	276
Bankinter SA	1,224	18
CaixaBank SA	7,166	76
		618
Health Care — 0.0%
Grifols	542	7

Industrials — 0.0%
ACS Actividades de Construccion y Servicios	330	27
Aena SME	1,362	37
		64
Utilities — 0.1%
Acciona	45	10
EDP Renovaveis	573	8
Endesa SA	577	21
Iberdrola	11,525	234
Redeia	737	13
		286
Total Spain		1,248

20	Adviser Managed Trust

		Market Value
Description	Shares	($ Thousands)
FOREIGN COMMON STOCK (continued)
Sweden — 0.3%
Communication Services — 0.0%
Tele2 AB, Cl B	994	$16
Telia Co AB	4,284	17
		33
Consumer Discretionary — 0.0%
Evolution	269	18
H & M Hennes & Mauritz, Cl B	1,029	19
		37
Consumer Staples — 0.0%
Essity AB, Cl B	1,094	30

Financials — 0.1%
EQT AB	676	23
Industrivarden AB, Cl A	216	9
Industrivarden AB, Cl C	281	12
Investor, Cl B	3,143	103
L E Lundbergforetagen AB, Cl B	138	7
Skandinaviska Enskilda Banken AB, Cl A	2,881	55
Svenska Handelsbanken AB, Cl A	2,649	35
Swedbank AB, Cl A	1,542	47
		291
Health Care — 0.0%
Swedish Orphan Biovitrum *	356	12

Industrials — 0.2%
AddTech, Cl B	472	16
Alfa Laval	525	25
Assa Abloy AB, Cl B	1,820	69
Atlas Copco, Cl A	4,877	82
Atlas Copco, Cl B	2,834	43
Beijer Ref, Cl B	699	11
Epiroc, Cl A	1,197	25
Epiroc, Cl B	708	13
Indutrade	496	13
Investment Latour, Cl B	269	7
Lifco, Cl B	423	16
Nibe Industrier, Cl B	2,752	11
Saab, Cl B	582	32
Securitas AB, Cl B	893	13
Skanska AB, Cl B	618	17
SKF AB, Cl B	619	16
Trelleborg, Cl B	368	15
Volvo AB, Cl B	2,884	79
		503
Information Technology — 0.0%
Hexagon, Cl B	3,770	46
		Market Value
Description	Shares	($ Thousands)
FOREIGN COMMON STOCK (continued)
Telefonaktiebolaget LM Ericsson, Cl B	5,044	$51
		97
Materials — 0.0%
Boliden *	516	23
Holmen, Cl B	138	5
Sandvik AB	1,936	59
Svenska Cellulosa, Cl B	1,103	15
		102
Real Estate — 0.0%
Fastighets Balder, Cl B *	1,304	10
Sagax, Cl B	399	9
		19
Total Sweden		1,124

Switzerland — 0.6%
Communication Services — 0.0%
Swisscom AG	47	34

Consumer Discretionary — 0.1%
Avolta	160	8
Cie Financiere Richemont SA, Cl A	976	194
On Holding, Cl A *	1,047	39
Swatch Group	53	11
		252
Consumer Staples — 0.0%
Barry Callebaut	6	8
Chocoladefabriken Lindt & Spruengli AG	4	61
		69
Financials — 0.2%
Baloise Holding AG	75	19
Banque Cantonale Vaudoise	55	6
Helvetia Holding	67	17
Julius Baer Group Ltd	374	25
Partners Group Holding AG	41	50
Swiss Life Holding AG	52	57
UBS Group	5,766	221
Zurich Insurance Group AG	266	185
		580
Health Care — 0.2%
Galderma Group	238	44
Lonza Group AG	131	91
Novartis AG	3,452	428
Sandoz Group	759	51
Sonova Holding AG	92	25
Straumann Holding	203	26
		665

Adviser Managed Trust	21

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2025

Diversified Equity Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
FOREIGN COMMON STOCK (continued)
Industrials — 0.1%
ABB Ltd	2,872	$214
Belimo Holding	18	20
Geberit	61	45
Kuehne + Nagel International AG	88	17
Schindler Holding	117	41
SGS	292	33
VAT Group	49	21
		391
Information Technology — 0.0%
Logitech International	276	33

Materials — 0.0%
DSM-Firmenich	338	28
EMS-Chemie Holding AG	13	9
Givaudan	17	70
SIG Group	555	6
Sika AG	277	54
		167
Real Estate — 0.0%
Swiss Prime Site AG	146	21

Utilities — 0.0%
BKW	38	9

Total Switzerland		2,221

United Kingdom — 1.2%
Communication Services — 0.1%
Auto Trader Group PLC	1,596	16
BT Group PLC, Cl A	10,848	26
Informa PLC	2,395	31
Vodafone Group PLC	36,219	44
WPP PLC	1,959	7
		124
Consumer Discretionary — 0.1%
Barratt Developments PLC	2,494	12
Compass Group PLC	3,082	102
Entain PLC	1,103	12
Flutter Entertainment *	833	194
InterContinental Hotels Group PLC	269	32
JD Sports Fashion	4,704	6
Kingfisher PLC	3,238	13
Marks & Spencer Group	3,732	20
Next PLC	212	40
Pearson PLC	1,084	15
Whitbread PLC	321	12
		458
		Market Value
Description	Shares	($ Thousands)
FOREIGN COMMON STOCK (continued)
Consumer Staples — 0.2%
Associated British Foods PLC	592	$18
British American Tobacco PLC	3,786	194
Coca-Cola Europacific Partners	400	36
Diageo PLC	4,041	93
Imperial Brands PLC	1,420	56
J Sainsbury PLC	3,192	14
Reckitt Benckiser Group PLC	1,238	95
Tesco PLC	12,218	74
Unilever PLC	4,453	267
		847
Energy — 0.0%
TechnipFMC	1,975	82

Financials — 0.3%
3i Group PLC	1,768	102
Admiral Group PLC	473	20
Aviva	5,545	49
Barclays PLC	25,969	139
HSBC Holdings PLC	31,681	444
Legal & General Group PLC	10,663	33
Lloyds Banking Group PLC	109,217	128
London Stock Exchange Group PLC	865	108
M&G PLC	4,148	14
NatWest Group	14,668	113
Phoenix Group Holdings PLC	1,275	11
Schroders	1,316	7
Standard Chartered PLC	3,666	75
Wise, Cl A *	1,210	16
		1,259
Health Care — 0.1%
AstraZeneca PLC	2,816	465
Hikma Pharmaceuticals PLC	302	7
Smith & Nephew PLC	1,511	28
		500
Industrials — 0.2%
Ashtead Group PLC	784	52
BAE Systems PLC	5,470	135
Bunzl PLC	595	18
CK Hutchison Holdings Ltd	5,000	33
DCC PLC	180	12
Intertek Group PLC	291	19
Melrose Industries	2,316	19
RELX PLC	3,354	148
Rentokil Initial PLC	4,584	26
Rolls-Royce Holdings PLC	15,394	237
Smiths Group PLC	609	20

22	Adviser Managed Trust

		Market Value
Description	Shares	($ Thousands)
FOREIGN COMMON STOCK (continued)
Spirax Group	134	$13
		732
Information Technology — 0.0%
Halma PLC	689	32
Sage Group PLC/The	1,783	27
		59
Materials — 0.1%
Anglogold Ashanti	2,395	163
Fresnillo PLC	402	12
International Consolidated Airlines Group SA	2,257	12
		187
Real Estate — 0.0%
Land Securities Group PLC ‡	1,285	11
Segro PLC ‡	2,335	21
		32
Utilities — 0.1%
Centrica PLC	9,127	22
National Grid PLC	8,892	133
Severn Trent PLC	491	18
SSE PLC	2,041	51
United Utilities Group PLC	1,238	20
		244
Total United Kingdom		4,524

Total Foreign Common Stock
(Cost $32,467) ($ Thousands)		34,382
		Market Value
Description	Shares	($ Thousands)
EXCHANGE-TRADED FUND — 0.0%

Equity — 0.0%
SPDR S&P 500 ETF Trust	180	$123

Total Exchange-Traded Fund
(Cost $75) ($ Thousands)		123

PREFERRED STOCK — 0.0%

Consumer Discretionary — 0.0%
Bayerische Motoren Werke AG (A)	102	9
Dr Ing hc F Porsche (A)	207	11
Porsche Automobil Holding SE (A)	278	11
Volkswagen AG (A)	374	39
		70
Consumer Staples — 0.0%
Henkel AG & Co KGaA (A)	307	25

Health Care — 0.0%
Sartorius AG (A)	48	13

Total Preferred Stock
(Cost $109) ($ Thousands)		108

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Government Fund, Institutional Class
4.020%**†	6,046,825	6,047
Total Cash Equivalent
(Cost $6,047) ($ Thousands)		6,047
Total Investments in Securities — 89.6%
(Cost $310,756) ($ Thousands)		$341,890

A list of the open futures contracts held by the Fund at October 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Long Contracts
MSCI EAFE Index	6	Dec-2025	$848	$842	$(6)
MSCI EAFE Index	83	Dec-2025	11,530	11,650	120
MSCI Emerging Markets Index	195	Dec-2025	13,085	13,724	639
Russell 2000 Index E-MINI	109	Dec-2025	13,174	13,570	396
S&P 500 Index E-MINI	16	Dec-2025	5,383	5,499	116
			$44,020	$45,285	$1,265

Adviser Managed Trust	23

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2025

Diversified Equity Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended October 31, 2025 ($ Thousands):

Security Description	Value 7/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 10/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$2,588	$6,316	$(2,857)	$—	$—	$6,047	$47	$—

Percentages are based on Net Assets of $381,388 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of October 31, 2025.
†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.
(A)	No interest rate available.

ADR — American Depositary Receipt

Cl — Class

EAFE — Europe, Australasia and Far East

ETF — Exchange-Traded Fund

Ltd. — Limited

PLC — Public Limited Company

S&P— Standard & Poor's

SPDR — Standard & Poor's Depository Receipt

24	Adviser Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2025

Enhanced Fixed Income Fund

Description	Shares	Market Value ($ Thousands)
EXCHANGE-TRADED FUNDS — 98.6%
FIXED INCOME — 98.6%
SPDR Bloomberg Emerging Markets USD Bond ETF (1)	898,820	$23,109
SPDR Portfolio High Yield Bond ETF (1)	951,141	22,638

Total Exchange-Traded Funds
(Cost $44,430) ($ Thousands)		45,747

CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Government Fund, Institutional Class
4.020%**†	400,406	400
Total Cash Equivalent
(Cost $400) ($ Thousands)		400
Total Investments in Securities — 99.5%
(Cost $44,830) ($ Thousands)		$46,147

The following is a summary of the Fund’s transactions with affiliates for the period ended October 31, 2025 ($ Thousands):

Security Description	Value 7/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 10/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$26	$2,002	$(1,628)	$—	$—	$400	$3	$—

Percentages are based on Net Assets of $46,358 ($ Thousands).
†	Investment in Affiliated Security.
**	The rate reported is the 7-day effective yield as of October 31, 2025.
(1)	Represents greater than 10% of the Fund’s total investments. For further information, please go to the Fund’s website at https://www.SEC.gov.

ETF — Exchange-Traded Fund

SPDR — Standard & Poor's Depository Receipt

USD — U.S. Dollar

Adviser Managed Trust	25

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2025

Core Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 45.4%
U.S. Treasury Bonds
5.000%, 05/15/2045	$675	$706
4.875%, 08/15/2045	400	412
4.750%, 11/15/2043	4,500	4,584
4.750%, 02/15/2045	1,600	1,622
4.750%, 11/15/2053	3,450	3,489
4.750%, 05/15/2055	500	507
4.750%, 08/15/2055	450	456
4.625%, 11/15/2044	200	200
4.625%, 05/15/2054	120	119
4.625%, 02/15/2055	500	496
4.500%, 11/15/2054	600	584
4.375%, 05/15/2041	300	296
4.375%, 08/15/2043	2,100	2,043
4.250%, 02/15/2054	500	466
4.250%, 08/15/2054	400	373
3.625%, 05/15/2053	100	83
3.000%, 08/15/2052	500	370
2.875%, 05/15/2049	200	147
2.875%, 05/15/2052	200	144
2.375%, 05/15/2051	200	130
2.250%, 05/15/2041	500	373
2.250%, 02/15/2052	250	157
1.875%, 02/15/2051	300	173
1.875%, 11/15/2051	200	115
1.375%, 11/15/2040	200	132
U.S. Treasury Notes
4.625%, 06/15/2027	500	508
4.625%, 04/30/2029	400	413
4.625%, 04/30/2031	500	521
4.625%, 05/31/2031	500	521
4.625%, 02/15/2035	1,700	1,773
4.500%, 05/15/2027	300	304
4.500%, 11/15/2033	1,800	1,866
4.375%, 07/15/2027	500	506
4.375%, 11/30/2028	500	511
4.375%, 12/31/2029	500	513
4.375%, 01/31/2032	1,000	1,030
4.375%, 05/15/2034	800	821
4.250%, 12/31/2026	500	503
4.250%, 02/28/2029	650	663
4.250%, 01/31/2030	500	511
4.250%, 02/28/2031	300	307
4.250%, 06/30/2031	1,000	1,024
4.250%, 11/15/2034	300	305
4.250%, 05/15/2035	300	304
4.250%, 08/15/2035	700	709
4.125%, 01/31/2027	1,500	1,508
4.125%, 07/31/2028	500	507
4.125%, 03/31/2029	400	406
4.125%, 11/30/2029	500	509
4.125%, 02/29/2032	500	508
4.000%, 01/15/2027	6,000	6,021
Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
4.000%, 12/15/2027	$500	$504
4.000%, 01/31/2029	5,500	5,563
4.000%, 07/31/2029	500	506
4.000%, 03/31/2030	2,000	2,025
4.000%, 01/31/2031	4,950	5,011
4.000%, 06/30/2032	1,000	1,008
4.000%, 07/31/2032	400	403
3.875%, 03/31/2027	1,300	1,304
3.875%, 07/31/2027	1,400	1,406
3.875%, 10/15/2027	500	502
3.875%, 03/15/2028	400	403
3.875%, 07/15/2028	1,200	1,208
3.875%, 08/31/2032	300	300
3.875%, 08/15/2033	200	199
3.875%, 08/15/2034	600	593
3.750%, 06/30/2027	600	601
3.750%, 08/15/2027	500	501
3.750%, 04/15/2028	3,000	3,010
3.750%, 12/31/2028	3,500	3,514
3.750%, 12/31/2030	3,250	3,253
3.750%, 08/31/2031	400	399
3.750%, 10/31/2032	1,000	992
3.625%, 08/15/2028	2,000	2,001
3.625%, 08/31/2029	500	499
3.625%, 03/31/2030	200	199
3.625%, 09/30/2031	500	495
3.500%, 10/15/2028	2,700	2,693
3.500%, 02/15/2033	300	292
3.375%, 09/15/2027	500	498
3.375%, 09/15/2028	300	298
2.875%, 05/15/2028	250	246

Total U.S. Treasury Obligations
(Cost $81,402) ($ Thousands)		81,675

MORTGAGE-BACKED SECURITIES — 25.7%
Agency Mortgage-Backed Obligations — 25.0%
FHLMC
6.500%, 02/01/2054	289	304
6.000%, 11/01/2053 to 08/01/2055	2,026	2,073
5.500%, 03/01/2054 to 09/01/2055	1,524	1,545
5.000%, 12/01/2053 to 01/01/2055	711	709
4.500%, 10/01/2052 to 11/01/2052	2,007	1,965
4.000%, 11/01/2052	674	642
3.500%, 07/01/2038 to 09/01/2052	2,115	1,985
3.000%, 04/01/2052	1,637	1,454
2.500%, 12/01/2050 to 07/01/2051	1,072	915
2.000%, 09/01/2041 to 09/01/2051	2,657	2,213
FHLMC Multifamily Structured Pass Through Certificates, Ser K528, Cl A2
4.508%, 07/25/2029	51	52

26	Adviser Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser 158, Cl A2
4.050%, 07/25/2033	$350	$345
FHLMC Multifamily Structured Pass-Through Certificates, Ser K508, Cl A2
4.740%, 08/25/2028(A)	500	509
FHLMC Multifamily Structured Pass-Through Certificates, Ser K511, Cl A2
4.860%, 10/25/2028	400	410
FNMA
6.500%, 11/01/2053	554	574
6.000%, 09/01/2054 to 11/01/2054	665	683
5.500%, 07/01/2053 to 02/01/2055	1,174	1,190
5.000%, 10/01/2053	1,060	1,058
4.000%, 08/01/2052 to 07/01/2055	835	795
3.500%, 01/01/2048	490	459
3.000%, 10/01/2036 to 06/01/2052	1,759	1,607
2.500%, 03/01/2037 to 06/01/2052	5,015	4,327
2.000%, 06/01/2036 to 03/01/2052	6,829	5,675
1.500%, 05/01/2037	864	774
GNMA
6.500%, 01/20/2054 to 08/20/2054	202	208
6.000%, 05/20/2053 to 03/20/2055	902	921
5.500%, 05/20/2054 to 02/20/2055	1,188	1,200
5.000%, 01/20/2053 to 01/20/2055	1,207	1,206
4.500%, 10/20/2052	842	828
4.000%, 10/20/2052 to 05/20/2055	755	719
3.500%, 06/20/2052	1,060	977
3.000%, 09/20/2051	1,344	1,209
2.500%, 07/20/2051 to 04/20/2052	1,746	1,512
2.000%, 12/20/2050 to 03/20/2052	1,801	1,499
GNMA TBA
5.500%, 11/15/2055	100	101
UMBS TBA
7.000%, 11/01/2033	250	262
6.500%, 11/15/2037	300	311
6.000%, 11/01/2037	200	204
5.500%, 11/01/2037	100	101
5.000%, 11/01/2037	100	99
3.500%, 11/01/2040	500	461
2.500%, 11/15/2055	650	552
2.000%, 11/15/2040	325	299
		44,932
Non-Agency Mortgage-Backed Obligations — 0.7%
BANK, Ser 2019-BN21, Cl A5
2.851%, 10/17/2052	275	259
BBCMS Mortgage Trust, Ser 2024-C24, Cl A5
5.419%, 02/15/2057	150	157
Benchmark Mortgage Trust, Ser 2020-B19, Cl A5
1.850%, 09/15/2053	350	309
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BMO Mortgage Trust, Ser C8, Cl A5
5.598%, 03/15/2057(A)	$135	$142
GS Mortgage Securities Trust, Ser GSA2, Cl AAB
1.662%, 12/12/2053	90	86
Wells Fargo Commercial Mortgage Trust, Ser 2022-C62, Cl A4
4.000%, 04/15/2055(A)	350	335
		1,288

Total Mortgage-Backed Securities
(Cost $45,471) ($ Thousands)		46,220

CORPORATE OBLIGATIONS — 25.0%
Communication Services — 1.6%
Alphabet
4.500%, 05/15/2035	100	100
AT&T
5.400%, 02/15/2034	250	259
3.650%, 06/01/2051	375	269
Charter Communications Operating
5.850%, 12/01/2035	150	149
5.250%, 04/01/2053	200	163
Comcast
5.350%, 05/15/2053	150	139
4.550%, 01/15/2029	250	254
Meta Platforms
5.625%, 11/15/2055	50	50
5.400%, 08/15/2054	120	116
4.875%, 11/15/2035	50	50
4.750%, 08/15/2034	25	25
4.300%, 08/15/2029	30	30
Paramount Global
4.950%, 01/15/2031	100	98
Rogers Communications
4.550%, 03/15/2052	100	82
T-Mobile USA
5.125%, 05/15/2032	150	154
4.850%, 01/15/2029	250	255
Verizon Communications
3.400%, 03/22/2041	350	275
2.100%, 03/22/2028	250	239
Walt Disney
7.750%, 12/01/2045	200	262
		2,969
Consumer Discretionary — 1.4%
Amazon.com
3.300%, 04/13/2027	250	248
2.875%, 05/12/2041	150	115

Adviser Managed Trust	27

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
American Honda Finance
4.450%, 10/22/2027	$100	$101
American Honda Finance MTN
5.050%, 07/10/2031	100	103
4.900%, 07/09/2027	30	30
AutoZone
5.125%, 06/15/2030	100	103
Ford Motor Credit
6.050%, 03/05/2031	250	256
General Motors Financial
5.900%, 01/07/2035	200	208
5.400%, 05/08/2027	100	102
Home Depot
3.950%, 09/15/2030	125	124
3.300%, 04/15/2040	150	124
Lowe's
5.000%, 04/15/2033	100	102
2.800%, 09/15/2041	150	109
Marriott International
5.300%, 05/15/2034	100	103
McDonald's
5.450%, 08/14/2053	150	148
President and Fellows of Harvard College
4.887%, 03/15/2030	100	103
Starbucks
5.000%, 02/15/2034	100	102
4.850%, 02/08/2027	100	101
Toyota Motor Credit MTN
4.800%, 01/05/2034	200	204
		2,486
Consumer Staples — 1.7%
Altria Group
4.875%, 02/04/2028	100	102
Anheuser-Busch InBev Worldwide
3.500%, 06/01/2030	250	244
BAT Capital
7.079%, 08/02/2043	300	338
Campbell's Company
4.750%, 03/23/2035	40	39
Coca-Cola
2.875%, 05/05/2041	100	77
Constellation Brands
4.800%, 01/15/2029	250	254
General Mills
4.700%, 01/30/2027	250	252
JBS USA Holding Lux Sarl
6.500%, 12/01/2052	250	259
Keurig Dr Pepper
4.600%, 05/15/2030	100	100
Kraft Heinz Foods
5.200%, 03/15/2032	100	103
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Kroger
5.000%, 09/15/2034	$125	$126
Mondelez International
4.250%, 05/06/2028	100	100
PepsiCo
5.250%, 07/17/2054	100	99
4.500%, 07/17/2029	100	102
Pepsico Singapore Financing I Pte
4.550%, 02/16/2029	150	153
Philip Morris International
5.125%, 02/15/2030	250	258
Procter & Gamble
4.350%, 01/29/2029	150	152
Target
5.000%, 04/15/2035	125	127
Walmart
4.500%, 04/15/2053	200	179
		3,064
Energy — 1.8%
BP Capital Markets America
4.989%, 04/10/2034	250	256
Canadian Natural Resources
2.950%, 07/15/2030	75	70
Chevron USA
4.850%, 10/15/2035	100	101
ConocoPhillips
5.000%, 01/15/2035	100	101
Devon Energy
5.200%, 09/15/2034	100	99
Diamondback Energy
5.400%, 04/18/2034	100	102
Enbridge
6.700%, 11/15/2053	250	279
Energy Transfer
5.950%, 05/15/2054	250	241
Enterprise Products Operating
4.950%, 02/15/2035	100	101
4.850%, 01/31/2034	200	203
Exxon Mobil
4.227%, 03/19/2040	200	184
Kinder Morgan
5.000%, 02/01/2029	200	204
MPLX
5.500%, 06/01/2034	85	87
Occidental Petroleum
5.550%, 10/01/2034	100	101
ONEOK
6.625%, 09/01/2053	250	263
Phillips 66
5.300%, 06/30/2033	125	129
Shell Finance US
4.125%, 05/11/2035	100	96

28	Adviser Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.250%, 04/06/2050	$250	$178
Targa Resources
5.550%, 08/15/2035	100	102
TotalEnergies Capital
5.275%, 09/10/2054	100	96
Williams
4.900%, 03/15/2029	250	255
		3,248
Financials — 8.5%
African Development Bank
3.875%, 06/12/2028	140	141
Ally Financial
5.543%, SOFRINDX + 1.730%, 01/17/2031 (A)	55	56
American Express
5.284%, SOFRRATE + 1.420%, 07/26/2035 (A)	200	206
American International Group
4.850%, 05/07/2030	100	102
Aon North America
5.150%, 03/01/2029	100	103
Ares Capital
5.875%, 03/01/2029	200	205
Arthur J Gallagher
5.150%, 02/15/2035	75	76
Asian Development Bank MTN
4.500%, 08/25/2028	200	205
4.125%, 01/12/2027	250	251
Asian Infrastructure Investment Bank
4.500%, 05/21/2035	80	82
Banco Santander
6.527%, H15T1Y + 1.650%, 11/07/2027 (A)	200	205
Bank of America
5.744%, SOFRRATE + 1.697%, 02/12/2036 (A)	270	281
5.288%, SOFRRATE + 1.910%, 04/25/2034 (A)	200	207
5.202%, SOFRRATE + 1.630%, 04/25/2029 (A)	250	256
4.623%, SOFRRATE + 1.110%, 05/09/2029 (A)	100	101
Bank of America MTN
2.676%, SOFRRATE + 1.930%, 06/19/2041 (A)	150	111
Bank of Montreal
4.640%, SOFRRATE + 1.250%, 09/10/2030 (A)	100	101
Bank of New York Mellon MTN
4.890%, SOFRRATE + 0.840%, 07/21/2028 (A)	100	102
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bank of Nova Scotia
4.932%, SOFRRATE + 0.890%, 02/14/2029 (A)	$200	$203
Barclays
6.224%, SOFRRATE + 2.980%, 05/09/2034 (A)	250	269
Berkshire Hathaway Finance
2.875%, 03/15/2032	100	93
BlackRock Funding
5.250%, 03/14/2054	100	98
Blackstone Private Credit Fund
6.000%, 11/22/2034	50	51
Blackstone Secured Lending Fund
5.125%, 01/31/2031	75	74
Canadian Imperial Bank of Commerce
5.260%, 04/08/2029	65	67
Capital One Financial
7.624%, SOFRRATE + 3.070%, 10/30/2031 (A)	250	282
Charles Schwab
5.853%, SOFRRATE + 2.500%, 05/19/2034 (A)	200	214
Chubb INA Holdings MTN
5.000%, 03/15/2034	65	67
Citibank
5.488%, 12/04/2026	250	254
Citigroup
6.174%, SOFRRATE + 2.661%, 05/25/2034 (A)	100	106
5.592%, H15T5Y + 1.280%, 11/19/2034 (A)	200	205
4.952%, SOFRRATE + 1.463%, 05/07/2031 (A)	100	102
2.904%, SOFRRATE + 1.379%, 11/03/2042 (A)	100	74
Council of Europe Development Bank
4.500%, 01/15/2030	80	82
Deutsche Bank NY
6.819%, SOFRRATE + 2.510%, 11/20/2029 (A)	200	214
5.706%, SOFRRATE + 1.594%, 02/08/2028 (A)	150	152
European Investment Bank
4.000%, 02/15/2029	250	253
3.750%, 02/14/2033	200	197
Fiserv
5.150%, 08/12/2034	100	99
Goldman Sachs Group
6.561%, SOFRRATE + 1.950%, 10/24/2034 (A)	100	112
6.484%, SOFRRATE + 1.770%, 10/24/2029 (A)	250	266
5.561%, SOFRRATE + 1.580%, 11/19/2045 (A)	50	51

Adviser Managed Trust	29

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.536%, SOFRRATE + 1.380%, 01/28/2036 (A)	$25	$26
5.016%, SOFRRATE + 1.420%, 10/23/2035 (A)	80	80
3.436%, SOFRRATE + 1.632%, 02/24/2043 (A)	150	118
HSBC Holdings
6.547%, SOFRRATE + 2.980%, 06/20/2034 (A)	200	216
5.790%, SOFRRATE + 1.880%, 05/13/2036 (A)	200	211
5.546%, SOFRRATE + 1.460%, 03/04/2030 (A)	50	52
ING Groep
5.525%, SOFRRATE + 1.610%, 03/25/2036 (A)	200	208
Inter-American Development Bank
4.375%, 07/17/2034	100	102
Intercontinental Exchange
5.250%, 06/15/2031	30	31
International Bank for Reconstruction & Development
4.750%, 11/14/2033	100	105
4.625%, 01/15/2032	80	83
4.000%, 01/10/2031	200	202
3.500%, 07/12/2028	250	249
3.500%, 10/28/2030	100	99
International Finance MTN
4.250%, 07/02/2029	160	163
JPMorgan Chase
5.572%, SOFRRATE + 1.680%, 04/22/2036 (A)	100	105
5.534%, SOFRRATE + 1.550%, 11/29/2045 (A)	35	36
5.502%, SOFRRATE + 1.315%, 01/24/2036 (A)	35	37
5.336%, SOFRRATE + 1.620%, 01/23/2035 (A)	100	104
5.040%, SOFRRATE + 1.190%, 01/23/2028 (A)	250	253
5.012%, SOFRRATE + 1.310%, 01/23/2030 (A)	250	256
4.979%, SOFRRATE + 0.930%, 07/22/2028 (A)	100	101
4.603%, SOFRRATE + 1.040%, 10/22/2030 (A)	75	76
3.109%, TSFR3M + 2.460%, 04/22/2041 (A)	150	119
KeyCorp
6.401%, SOFRINDX + 2.420%, 03/06/2035 (A)	100	108
Korea Development Bank
4.500%, 02/15/2029	200	204
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Kreditanstalt fuer Wiederaufbau
4.125%, 07/15/2033	$150	$151
4.000%, 03/15/2029	250	253
Lloyds Banking Group
5.462%, H15T1Y + 1.375%, 01/05/2028 (A)	200	203
Marsh & McLennan
5.700%, 09/15/2053	250	257
Mastercard
4.875%, 05/09/2034	100	102
MetLife
5.375%, 07/15/2033	250	264
Mitsubishi UFJ Financial Group
5.441%, H15T1Y + 1.630%, 02/22/2034 (A)	200	210
5.422%, H15T1Y + 1.380%, 02/22/2029 (A)	200	206
Mizuho Financial Group
5.778%, H15T1Y + 1.650%, 07/06/2029 (A)	200	208
Morgan Stanley
5.173%, SOFRRATE + 1.450%, 01/16/2030 (A)	250	257
5.042%, SOFRRATE + 1.215%, 07/19/2030 (A)	100	102
4.654%, SOFRRATE + 1.100%, 10/18/2030 (A)	200	202
3.217%, SOFRRATE + 1.485%, 04/22/2042 (A)	150	118
Morgan Stanley MTN MTN
5.942%, H15T5Y + 1.800%, 02/07/2039 (A)	100	105
Nasdaq
5.950%, 08/15/2053	100	105
NatWest Group
4.964%, H15T1Y + 1.220%, 08/15/2030 (A)	200	204
Nomura Holdings
6.070%, 07/12/2028	200	209
Prudential Financial
5.200%, 03/14/2035	45	46
Royal Bank of Canada MTN
4.875%, 01/19/2027	200	202
S&P Global
3.900%, 03/01/2062	150	115
Santander UK Group Holdings
5.694%, SOFRINDX + 1.524%, 04/15/2031 (A)	100	104
Sumitomo Mitsui Financial Group
5.836%, 07/09/2044	100	105
3.050%, 01/14/2042	200	155
Toronto-Dominion Bank MTN
5.523%, 07/17/2028	200	207

30	Adviser Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Truist Financial MTN
5.153%, SOFRRATE + 1.571%, 08/05/2032 (A)	$100	$103
US Bancorp
5.775%, SOFRRATE + 2.020%, 06/12/2029 (A)	250	260
Visa
4.150%, 12/14/2035	125	121
Wells Fargo
5.244%, SOFRRATE + 1.110%, 01/24/2031 (A)	185	192
5.150%, SOFRRATE + 1.500%, 04/23/2031 (A)	40	41
3.068%, SOFRRATE + 2.530%, 04/30/2041 (A)	150	117
Wells Fargo MTN
5.198%, SOFRRATE + 1.500%, 01/23/2030 (A)	250	257
4.611%, SOFRRATE + 2.130%, 04/25/2053 (A)	100	88
Westpac Banking
5.535%, 11/17/2028	250	262
		15,251
Health Care — 2.5%
Abbott Laboratories
4.900%, 11/30/2046	100	96
AbbVie
5.050%, 03/15/2034	50	51
4.050%, 11/21/2039	250	224
Amgen
5.600%, 03/02/2043	100	101
5.150%, 03/02/2028	250	256
Astrazeneca Finance
5.000%, 02/26/2034	35	36
4.850%, 02/26/2029	65	67
Becton Dickinson
5.110%, 02/08/2034	100	102
Bristol-Myers Squibb
6.400%, 11/15/2063	125	138
5.200%, 02/22/2034	20	21
3.550%, 03/15/2042	250	203
Cardinal Health
5.350%, 11/15/2034	50	51
Centene
2.500%, 03/01/2031	125	107
Cigna Group
5.600%, 02/15/2054	20	20
5.250%, 02/15/2034	50	51
5.000%, 05/15/2029	150	154
CVS Health
5.625%, 02/21/2053	100	95
5.300%, 06/01/2033	250	257
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Elevance Health
5.125%, 02/15/2053	$200	$183
Eli Lilly
5.100%, 02/12/2035	100	104
4.950%, 02/27/2063	100	92
Gilead Sciences
5.100%, 06/15/2035	35	36
2.600%, 10/01/2040	100	74
HCA
4.375%, 03/15/2042	250	216
3.625%, 03/15/2032	250	235
Humana
6.000%, 05/01/2055	100	99
Johnson & Johnson
4.900%, 06/01/2031	65	68
2.100%, 09/01/2040	100	71
Merck
2.350%, 06/24/2040	250	181
Novartis Capital
3.800%, 09/18/2029	45	45
Pfizer Investment Enterprises Pte
5.300%, 05/19/2053	150	145
4.650%, 05/19/2030	100	102
Solventum
5.600%, 03/23/2034	100	104
Stryker
4.700%, 02/10/2028	30	30
Takeda Pharmaceutical
5.300%, 07/05/2034	100	103
Thermo Fisher Scientific
2.000%, 10/15/2031	100	89
UnitedHealth Group
5.050%, 04/15/2053	200	184
4.500%, 04/15/2033	200	198
4.250%, 01/15/2029	200	201
		4,590
Industrials — 2.0%
3M
4.800%, 03/15/2030	100	102
AerCap Ireland Capital DAC
5.300%, 01/19/2034	150	153
Boeing
5.705%, 05/01/2040	300	306
Burlington Northern Santa Fe
5.500%, 03/15/2055	105	105
Canadian National Railway
4.375%, 09/18/2034	20	20
Canadian Pacific Railway
4.800%, 03/30/2030	65	66
Carrier Global
3.377%, 04/05/2040	300	244

Adviser Managed Trust	31

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Caterpillar Financial Services
4.500%, 01/08/2027	$250	$252
CSX
4.900%, 03/15/2055	65	60
Delta Air Lines
3.750%, 10/28/2029	100	97
GATX
5.500%, 06/15/2035	75	77
Honeywell International
5.250%, 03/01/2054	100	96
John Deere Capital
4.500%, 01/08/2027	250	252
4.500%, 01/16/2029	250	253
Leidos
5.400%, 03/15/2032	15	16
Lockheed Martin
5.200%, 02/15/2064	100	95
MasTec
5.900%, 06/15/2029	50	52
PACCAR Financial
4.450%, 08/06/2027	100	101
Regal Rexnord
6.050%, 04/15/2028	250	259
RTX
6.400%, 03/15/2054	250	281
Uber Technologies
4.800%, 09/15/2035	75	74
Union Pacific
4.950%, 05/15/2053	200	187
United Airlines Pass Through Trust, Ser 2023-1, Cl A
5.800%, 01/15/2036	187	195
United Parcel Service
5.050%, 03/03/2053	200	187
Waste Management
4.650%, 03/15/2030	100	102
		3,632
Information Technology — 2.0%
Amphenol
4.625%, 02/15/2036	100	98
Apple
4.300%, 05/10/2033	200	203
4.000%, 05/10/2028	250	251
2.375%, 02/08/2041	150	108
Broadcom
5.050%, 07/12/2029	100	103
4.150%, 04/15/2032 (B)	200	196
3.500%, 02/15/2041	250	207
Cisco Systems
5.300%, 02/26/2054	100	98
Dell International
5.300%, 04/01/2032	100	103
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Hewlett Packard Enterprise
4.550%, 10/15/2029	$100	$101
Intel
5.625%, 02/10/2043	100	99
5.125%, 02/10/2030	250	257
International Business Machines
5.100%, 02/06/2053	200	186
4.500%, 02/06/2028	250	252
Micron Technology
5.300%, 01/15/2031	250	258
Microsoft
4.100%, 02/06/2037	100	96
2.921%, 03/17/2052	200	135
Oracle
5.200%, 09/26/2035	45	44
4.700%, 09/27/2034	50	48
4.500%, 05/06/2028	250	252
3.600%, 04/01/2040	250	196
QUALCOMM
4.650%, 05/20/2035	100	100
Texas Instruments
5.050%, 05/18/2063	150	138
		3,529
Materials — 0.6%
BHP Billiton Finance USA
5.250%, 09/08/2033	150	156
Dow Chemical
5.350%, 03/15/2035	100	99
Ecolab
4.300%, 06/15/2028	100	101
LYB International Finance III
4.200%, 05/01/2050	75	55
Nutrien
5.200%, 06/21/2027	100	102
Rio Tinto Finance USA
5.125%, 03/09/2053	150	143
Sherwin-Williams
2.300%, 05/15/2030	100	92
Smurfit Westrock Financing DAC
5.418%, 01/15/2035	200	206
Vale Overseas
6.125%, 06/12/2033	75	80
		1,034
Real Estate — 0.6%
Alexandria Real Estate Equities
5.625%, 05/15/2054	100	95
5.250%, 05/15/2036	45	44
American Tower
5.450%, 02/15/2034	100	104
5.200%, 02/15/2029	100	102

32	Adviser Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Crown Castle
4.900%, 09/01/2029	$100	$102
Equinix Europe 2 Financing
5.500%, 06/15/2034	55	57
Host Hotels & Resorts
5.500%, 04/15/2035	100	101
Prologis
5.250%, 06/15/2053	100	97
Realty Income
4.750%, 02/15/2029	250	255
Simon Property Group
4.750%, 09/26/2034	40	40
VICI Properties
5.750%, 04/01/2034	100	103
		1,100
Utilities — 2.3%
AEP Transmission
5.400%, 03/15/2053	150	149
Atmos Energy
5.450%, 01/15/2056	75	74
CenterPoint Energy Resources
5.400%, 07/01/2034	50	52
Consolidated Edison of New York
3.950%, 04/01/2050	150	120
Consumers Energy
4.700%, 01/15/2030	60	61
DTE Electric
4.850%, 12/01/2026	50	51
Duke Energy
4.850%, 01/05/2027	200	202
Duke Energy Carolinas
5.400%, 01/15/2054	150	149
4.850%, 01/15/2034	200	203
Entergy Louisiana
5.150%, 09/15/2034	125	128
Eversource Energy
5.450%, 03/01/2028	250	256
Exelon
5.150%, 03/15/2028	250	256
Georgia Power
4.950%, 05/17/2033	250	255
National Rural Utilities Cooperative Finance
4.750%, 02/07/2028	15	15
4.120%, 09/16/2027	60	60
NextEra Energy Capital Holdings
5.250%, 02/28/2053	150	142
4.900%, 02/28/2028	250	254
NiSource
5.350%, 04/01/2034	100	103
Oncor Electric Delivery
5.800%, 04/01/2055 (B)	125	129
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Pacific Gas and Electric
6.750%, 01/15/2053	$150	$162
6.400%, 06/15/2033	150	161
PacifiCorp
5.800%, 01/15/2055	225	220
Public Service Electric and Gas
5.300%, 08/01/2054	100	98
Public Service of Colorado
5.350%, 05/15/2034	100	103
San Diego Gas & Electric
5.350%, 04/01/2053	100	97
Southern California Edison
5.875%, 12/01/2053	150	146
Southern California Gas
6.000%, 06/15/2055	100	105
Union Electric
5.250%, 01/15/2054	150	144
Virginia Electric and Power
5.350%, 01/15/2054	150	145
5.150%, 03/15/2035	100	102
		4,142

Total Corporate Obligations
(Cost $44,551) ($ Thousands)		45,045

SOVEREIGN DEBT — 1.9%
Canada Government International Bond
3.750%, 04/26/2028	250	251
Chile Government International Bond
4.850%, 01/22/2029	200	204
Export Development Canada
4.125%, 02/13/2029	90	91
Indonesia Government International Bond
5.100%, 02/10/2054	200	194
Japan Bank for International Cooperation
4.375%, 01/24/2031	200	204
Japan International Cooperation Agency
4.750%, 05/21/2029	200	206
Mexico Government International Bond
6.400%, 05/07/2054	200	200
6.000%, 05/07/2036	200	205
Panama Government International Bond
6.853%, 03/28/2054	200	212
Peruvian Government International Bond
5.875%, 08/08/2054	100	101
3.300%, 03/11/2041	200	156
Philippine Government International Bond
5.000%, 07/17/2033	200	206
Province of Alberta Canada
4.500%, 01/24/2034	250	254

Adviser Managed Trust	33

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2025

Core Fixed Income Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Province of British Columbia Canada
4.800%, 06/11/2035	$130	$133
Province of Ontario Canada
4.200%, 01/18/2029	250	253
Province of Quebec Canada
4.500%, 09/08/2033	250	254
3.625%, 04/13/2028	200	199
Republic of Poland Government International Bond
5.125%, 09/18/2034	100	103
Total Sovereign Debt
(Cost $3,339) ($ Thousands)		3,426

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.7%
FHLB
4.625%, 11/17/2026	250	252
4.000%, 03/10/2027	300	301
4.000%, 06/30/2028	250	253
FNMA
0.875%, 08/05/2030	550	483

Total U.S. Government Agency Obligations
(Cost $1,272) ($ Thousands)		1,289

ASSET-BACKED SECURITIES — 0.3%
Automotive — 0.2%
BMW Vehicle Lease Trust, Ser 2025-1, Cl A3
4.430%, 06/26/2028	50	50
CarMax Auto Owner Trust, Ser 2024-4, Cl A3
4.600%, 10/15/2029	100	101
Honda Auto Receivables Owner Trust, Ser 2024-3, Cl A3
4.570%, 03/21/2029	152	153
Hyundai Auto Receivables Trust, Ser 2025- B, Cl A3
4.360%, 12/17/2029	25	25
Santander Drive Auto Receivables Trust, Ser 2025-2, Cl A3
4.670%, 08/15/2029	100	101
		430
Credit Cards — 0.0%
American Express Credit Account Master Trust, Ser 2025-1, Cl A
4.560%, 12/17/2029	100	102
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Other — 0.1%
Verizon Master Trust, Ser 2025-5, Cl A1A
4.400%, 06/20/2031	$106	$107

Total Asset-Backed Securities
(Cost $635) ($ Thousands)		639

Total Investments in Securities — 99.0%
(Cost $176,670) ($ Thousands)		$178,294

Percentages are based on Net Assets of $180,066 ($ Thousands).
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On October 31, 2025, the value of these securities amounted to $325 ($ Thousands), representing 0.2% of the Net Assets of the Fund.

Cl — Class

DAC — Designated Activity Company

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

H15T1Y — US Treasury Yield Curve Rate T Note Constant Mat 1 Year

H15T5Y — US Treasury Yield Curve Rate T Note Constant Mat 5 Year

MTN — Medium Term Note

Ser — Series

SOFRINDX — Custom Secured Overnight Financing Rate Index

SOFRRATE — U.S. Secured Overnight Financing Rate Index

TBA — To Be Announced

TSFR3M — Term Secured Overnight Financing Rate3 Months

UMBS — Uniform Mortgage Backed Securities

34	Adviser Managed Trust